UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

  SEMI-ANNUAL REPORT

  ALL AMERICA FUND
  EQUITY INDEX FUND
  MID-CAP EQUITY INDEX FUND
  AGGRESSIVE EQUITY FUND
  BOND FUND
  MONEY MARKET FUND

  JUNE 30, 2006

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2006. The report includes important information regarding the performance and financial position of the Investment Company's Funds during the first half of 2006.

The S&P 500 Index generated a meager 2.71% total return (including dividends) for the first six months of 2006. In terms of price only (excluding dividends) the Index moved up steadily through the first four months of the year to a peak increase of 6.2% as first quarter corporate earnings came in well above expectations. However, those gains were more than given back from early May through the end of June, at one point registering a –2.0% decline versus its beginning-of-year price. The pivotal event was the Federal Reserve's May 10th increase in Fed Funds rates from 4.75% to 5.00%, accompanied by the explicit prediction of moderating economic growth due to a housing slowdown, high energy prices and rising interest rates. Furthermore, the June 1st release of the May 10th Federal Reserve Meeting Notes revealed a greater concern with inflation than the market had been anticipating. Prospects for the simultaneous slowdown in growth and increase in inflation, both suggested by the Fed, raised the level of uncertainty in equity markets, apparently leading most investors to anticipate further Fed rate increases and, as a result, a rising probability of recession. Stock prices tend to decline in the face of such a scenario.

Similarly, fixed income markets responded to the strong first quarter earnings reports and expectation of continued Fed Funds rate increases by pushing long term Treasury rates up from less than 4.5% at the beginning of the year to 5.13% on May 10th. However, the Federal Reserve's statement regarding slowing growth prompted a rally in the long bond, pushing rates back to less than 5.00%, and flat with short term rates. Interestingly, the release of a higher than expected inflation number on June 14th generated a two-week run up in the long bond to 5.25% as bond market participants seemingly panicked that inflation was beginning to get out of control. Subsequently, long rates have come back down to the 5.00% level, suggesting that bond investors have come to share the same suspicion as equity investors that a slowing economy could tip into recession. This conclusion is supported by the fact that, despite the June 29th increase in the Fed Funds rate to 5.25% from 5.00%, the 5-, 10- and 30- year Treasury bonds have continued to offer yields of around 5.00%. Such an "inverted yield curve" has historically been associated with subsequent recessions.

While it is not the intent of the Federal Reserve to create a recession, its rationale for engineering the rise in short rates over the past two years, besides moving back to "normal" from an unprecedented low Fed Funds rate, was to preclude the economy from overheating and, as a result, generating an acceleration in generalized inflation. The escalation in the price of oil and its derivatives has put special emphasis on the potential for rising inflation. As more and more companies have been able to pass through some of their increased energy costs (truckers, airlines, chemical companies, food companies), the potential for acceleration in the inflation rate beyond that expected from cyclical forces has begun to cause concern at the Federal Reserve and among investors. The one comforting factor has been the relatively benign cost of labor, which represents the largest proportion of costs in the economy. As long as wage rates remain tame, inflation should be able to be contained. However, achieving that outcome in the face of the strong economic cycle requires vigilance by the Federal Reserve and a willingness to continue to raise interest rates if compelling signs of economic slowdown don't soon occur or indications of rapidly accelerating inflation become apparent.

In fact, recent economic statistics have shown a decided softness. Housing data are the most dramatic, showing moderating growth in sales, orders and prices for new and existing homes over the past six months. The preliminary estimate of second quarter GDP growth was 2.5%, down markedly from the 5.6% registered in the first quarter. The cumulative combination of rising energy prices, decelerating or declining housing prices, rising interest rates, and flat to skimpy real income gains have led to a sensible expectation that consumer spending would begin to slow. While the data on that score remain mixed, especially with a strong retail sales number being reported for July, the thesis remains reasonable that growth will slow from its powerful and rapid pace over the past year or so without further rate increases from the Federal Reserve. Should the Fed increase rates once or twice again this year, the odds of sliding into recession will go up significantly.

If recession rises as a probable scenario, stocks would likely decline and bond prices would likely increase. However, we believe the highest probability outcome at this time remains a "soft landing" in which economic growth slows to a sustainable 2.5%-3.0% pace; corporate profits continue to expand but no longer at the double digit pace we've seen for the last 12 quarters in a row; interest rates remain at or near current elevated levels with at most one more Fed Funds rate increase; and inflation increases modestly, then plateaus and begins to recede.

While this is a decidedly optimistic outlook, it should be noted that growth outside the United States remains strong, even accelerating in some cases. Second quarter 2006 European GDP was recently reported expanding 0.9% from the first quarter, when it grew 0.6%. Japan's economy has been growing firmly for the past year, and China's expansion remains near 10% on an annualized basis. For years, it has been the United States that has been the global growth driver. However, one of the very positive outcomes of globalization is that there are now other economic blocs that can serve this purpose. One of the key contentions in our optimistic scenario for the domestic economy is the longer term stabilizing influence of globalization. That is not to dismiss new risks that have arisen, such as massive trade imbalances and their potential for inciting currency instability, or labor market disruptions as producers move around the world seeking lower labor input costs. Nonetheless, these are addressable issues, and tend to resolve themselves over long periods of time rather during 1-2 year spans of time typical of normal investment time horizons.

The implications for the stock market: Once investors become convinced of a slower but sustainable expansion, stock prices could move modestly higher on the strength of some earnings growth (5-10%) and perhaps some expansion of the market price-to-earnings ratio. This latter potential is based on the observation that stocks look inexpensive relative to alternatives such as cash, bonds or real estate, as well as the fact that the "market multiple", as represented by the trailing twelve months S&P 500 price-to earnings ratio has declined over 50% since its peak of 29.5 in the second quarter of 1999, and is back to levels not seen since the mid- to early 1990's.

The conditions that would yield this outcome for stocks would likely be viewed as neutral to slightly positive for bonds. Continued economic growth will maintain pressure on output capacity, as well as materials, labor, and credit supply. Thus rates would be expected to remain around current levels unless either both, or one, of the markets' current concerns (recession on the one hand, continued fast growth and inflation on the other) were to reassert themselves.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2006

All America Fund	+ 3.76%
Equity Index Fund	+ 2.64%
Mid-Cap Index Fund	+ 4.16%
Aggressive Equity Fund	+ 7.85%
Bond Fund	- 0.33%
Money Market Fund	+ 2.27%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief discussions of each Fund's historical performance compared to an appropriate benchmark.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund (other than the Money Market Fund) and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500 Index®. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index® with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value.

The U.S equity markets performed very well in the first quarter of 2006 but gave back a fair amount of that period's gain during the second quarter for reasons discussed in the Market Overview. The net result for the first half was that small cap stocks siginificantly outperformed large cap stocks (the Russell 2000® Index was up 8.22% on a total return basis as opposed to the S&P 500 Index® which was up 2.71%). On a style basis, value outperformed growth in both small and large caps. Of the four indexes represented in the All America Fund, only large cap growth underperformed the S&P 500.

As a result, the Fund's return for the six months ended June 30, 2006 was 3.76% versus the benchmark return of 2.71%. The primary reason for this outperformance resulted from small cap outperforming the S&P 500 Index®, the Fund's benchmark, as well as a positive contribution from the large cap active portion of the portfolio.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index®, which consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

The S&P 500 Index® had a total return of 2.71% for the first six months of 2006. The Telecom Services sector was the leader with a 14% total return but has only a 3.3% weight in the overall index. Companies such as AT&T, Verizon, and Sprint had strong returns in the first quarter coming off their fifty-two week lows during the fourth quarter of 2005. The Energy sector once again was the largest positive contributor with 13.7% total return year to date and a 9.8% index weight. Strong commodity prices and overall geopolitical concerns serve to keep overall oil supply constrained. The second quarter was tough overall with a negative 1.5% total return for the S&P 500 Index®. Technology was the worst performing sector with a negative 10% total return.

The Fund's performance for the six months ended June 30, 2006 was 2.64%, in line with the benchmark return of 2.71%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index®. The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 Index® had a 4.24% total return for the first half of 2006. During the first quarter of 2006, the index was up 7.7% with the Industrial sector up 15.6% and Technology up 13.3%. As capital expenditures increase to improve the overall infrastructure, construction and transportation stocks have performed well. The Consumer Discretionary sector had the worst performance during the first half with a negative return of 7.3%. A slowdown in consumer spending is slowly beginning to appear.

The Fund's performance for the six months ended June 30, 2006 was 4.16%, in line with the 4.24% return of the S&P MidCap 400 Index®. Note that the performance of the Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

AGGRESSIVE EQUITY FUND

The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

For the six months ended June 30, 2006, the small-cap Russell 2000® Index outperformed large caps as measured by either the S&P 400 Index® or the S&P 500 Index®. For the period, the best performing sectors for small-cap stocks were Materials and Energy; the worst performers were Healthcare, Consumer Discretionary and Technology. All sectors had positive performance for the period, and overall, value stocks outperformed growth stocks by a sizable margin in this segment of the market.

Over the six month period ended June 30, 2006, the Fund returned 7.85% versus an 8.21% return for the Russell® 2000 Index. Stock selection was the primary driver of this essentially market-matching performance during a period in which relatively few managers kept pace with the benchmark. Sectors contributing to the outperformance included Industrials, Healthcare and Materials & Processing. Sectors detracting from performance included Consumer Discretionary, Technology and Energy. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. These expenses account for the Fund's modest underperformance against the benchmark.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

U. S. Treasury yields rose dramatically during the first six months of 2006. The Federal Reserve continued to aggressively raise the Federal Funds rate in order to combat inflation while trying to avoid slowing the domestic economy too much. Their actions caused the entire yield curve to be essentially flat at 5.10%, plus or minus approximately 10 basis points. For example, 3-month Treasury Bills rose from 4.11% to 4.98%, two year Treasury Notes increased from 4.33% to 5.15%, and the long bond advanced from 4.55% to 5.19% during the six month period.

The Bond Fund's return for the six months ended June 30, 2006 was -0.33%, compared to -0.72% for the Lehman Brothers Aggregate Bond Index®. The fixed income portion of the Fund continued to maintain a duration shorter than the Index. As the effects of high oil prices and other economically strategic commodities flow through to finished goods, the probability of interest rates rising due to inflationary pressures is expected to remain through year end. So long as inflation remains an immediate threat, the Fund will keep its duration at or less than the Index.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 2.27% for the six months ended June 30, 2006. Short-term rates continued to move higher during the first half of 2006 as the Federal Open Market Committee raised the Federal funds rate four times, bringing it to 5.25% from 4.25% at the beginning of the year. The seven-day effective yield as of August 15, 2006 was 5.31%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2006

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2006 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period ending June 30, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,037.59	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$2.51

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,026.38	$0.63
Hypothetical (5% return before Expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,041.56	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Equity Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,078.48	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.28

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$996.75	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.27

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,022.71	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.01

*  Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Other Securities	20,114	$936,198
CONSUMER, CYCLICAL (5.4%)
Comcast Corp. Cl A*	5,721	187,306
Home Depot, Inc.	5,597	200,317
Time Warner, Inc.	11,595	200,594
Other Securities	73,511	2,471,189
		3,059,406
CONSUMER, NON-CYCLICAL (5.5%)
Altria Group, Inc.	5,654	415,173
Coca-Cola Co.	5,549	238,718
PepsiCo, Inc.	4,473	268,559
Proctor & Gamble Co.	8,881	493,784
Wal-Mart Stores, Inc.	6,770	326,111
Other Securities	34,937	1,372,626
		3,114,971
ENERGY (5.6%)
ChevronTexaco Corp.	6,011	373,043
ConocoPhillips	4,469	292,854
Exxon Mobil Corp.	16,382	1,005,036
Schlumberger, Ltd.	3,190	207,701
Other Securities	23,377	1,307,667
		3,186,301
FINANCIAL (11.5%)
American Int'l. Group, Inc.	7,033	415,299
Bank of America Corp.	12,356	594,324
Citigroup, Inc.	13,460	649,310
J.P. Morgan Chase & Co.	9,412	395,304
Morgan Stanley	2,900	183,309
Wachovia Corp.	4,355	235,518
Wells Fargo & Company	4,549	305,147
Other Securities	79,239	3,765,604
		6,543,815

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.7%)
Amgen, Inc.*	3,193	$208,279
Johnson & Johnson	8,017	480,379
Merck & Co., Inc.	5,905	215,119
Pfizer, Inc.	19,840	465,645
Other Securities	59,402	2,422,006
		3,791,428
INDUSTRIAL (7.3%)
General Electric Co.	28,155	927,989
Google, Inc.*	558	233,986
United Parcel Service Cl B	2,937	241,803
Other Securities	53,680	2,704,273
		4,108,051
TECHNOLOGY (7.6%)
Cisco Systems, Inc.*	16,529	322,811
Hewlett-Packard Co.	7,553	239,279
IBM Corp.	4,198	322,490
Intel Corp.	15,751	298,481
Microsoft Corp.	23,754	553,453
Other Securities	133,550	2,560,211
		4,296,725
TELECOMMUNICATIONS (1.8%)
AT&T	10,527	293,598
Verizon Communications	7,903	264,671
Other Securities	19,461	463,309
		1,021,578
UTILITIES (1.8%)
Other Securities	27,989	1,047,064
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $29,745,644 ) 54.9%		$31,105,537

	Rate	Maturity	Face Amount	Value
INDEXED ASSETS
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (a)	4.56%	07/20/06	$200,000	$199,514
Other Securities	.		150,000	148,320
				347,834
U.S. GOVERNMENT AGENCIES (4.4%)
Federal Home Loan Bank	4.90	07/03/06	2,510,000	2,509,317
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,857,199 ) 5.0%				2,857,151
TOTAL INDEXED ASSETS (Cost: $32,602,843) 59.9%				$33,962,688

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
PURCHASED
9 S&P 500 Stock Index Futures Contracts	September 2006	$2,878,650	$75,938

Face value of futures purchased and oustanding as a percentage of net assets: 5.1%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.2%)
Other Securities	20,074	$704,348
CONSUMER, CYCLICAL (4.7%)
Other Securities	109,303	2,643,196
CONSUMER, NON-CYCLICAL (2.5%)
Proctor & Gamble Co.	4,290	238,524
Other Securities	32,561	1,197,357
		1,435,881
ENERGY (3.3%)
Exxon Mobil Corp.	8,738	536,076
Halliburton Co.	2,460	182,557
Other Securities	36,793	1,170,847
		1,889,480
FINANCIAL (9.2%)
American Int'l. Group, Inc.	2,193	129,497
Bank of America Corp.	7,061	339,634
Bear Stearns Cos., Inc.	1,328	186,026
Citigroup, Inc.	8,138	392,577
Merrill Lynch & Co., Inc.	3,195	222,244
Wachovia Corp.	3,789	204,909
Wells Fargo & Company	4,491	301,256
Other Securities	127,726	3,408,930
		5,185,073
HEALTHCARE (3.7%)
Johnson & Johnson	3,988	238,961
Pfizer, Inc.	7,921	185,906
Other Securities	60,773	1,683,214
		2,108,081

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIAL (5.9%)
General Electric Co.	10,582	$348,783
United Technologies Corp.	2,931	185,884
Other Securities	102,770	2,826,043
		3,360,710
TECHNOLOGY (5.8%)
Microsoft Corp.	12,829	298,916
Other Securities	139,225	2,993,891
		3,292,807
TELECOMMUNICATIONS (0.8%)
Other Securities	23,358	443,733
UTILITIES (1.3%)
Other Securities	21,100	724,607
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $19,986,277 ) 38.4%		21,805,916
PREFERRED STOCKS:
FINANCIAL (0.1%)
Quanta Capital Holdings	1,660	30,959
TOTAL PREFERRED STOCKS (Cost: $41,500 ) 0.1%		$30,959

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25%	07/15/10	$60,000	$60,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000 ) 0.1%				60,000
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan Bank	4.90	07/03/06	800,000	799,782
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,782 ) 1.4%				799,782
TEMPORARY CASH INVESTMENTS ** (Cost: $10,800) 0.0% (a)				10,800
TOTAL ACTIVE ASSETS (Cost: $20,898,359 ) 40.0%				22,707,457
TOTAL INVESTMENTS (Cost: $53,501,202 ) 99.9%				56,670,145
OTHER NET ASSETS 0.1%				48,156
NET ASSETS 100.0%				$56,718,301

(a)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2006 was 4.86%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Other Securities	39,757	$1,851,653
CONSUMER, CYCLICAL (9.5. %)
Comcast Corp. Cl A*	11,300	369,962
Disney (Walt) Co.	11,739	352,170
Home Depot, Inc.	11,055	395,658
Time Warner, Inc.	22,902	396,205
Other Securities	133,480	4,526,226
		6,040,221
CONSUMER, NON-CYCLICAL (9.8%)
Altria Group, Inc.	11,168	820,066
Coca-Cola Co.	10,962	471,585
PepsiCo, Inc.	8,838	530,634
Proctor & Gamble Co.	17,551	975,836
Wal-Mart Stores, Inc.	13,373	644,177
Other Securities	69,242	2,720,834
		6,163,132
ENERGY (9.9%)
ChevronTexaco Corp.	11,855	735,721
ConocoPhillips	8,828	578,499
Exxon Mobil Corp.	32,359	1,985,225
Schlumberger, Ltd.	6,310	410,844
Other Securities	46,218	2,584,005
		6,294,294
FINANCIAL (20.4%)
American Express Co.	6,599	351,199
American Int'l. Group, Inc.	13,892	820,323
Bank of America Corp.	24,407	1,173,977
Citigroup, Inc.	26,588	1,282,605
Goldman Sachs Group, Inc.	2,311	347,644
J.P. Morgan Chase & Co.	18,581	780,402
Merrill Lynch & Co., Inc.	4,942	343,766
Morgan Stanley	5,729	362,130
Wachovia Corp.	8,603	465,250
Wells Fargo & Company	8,985	602,714
Other Securities	142,750	6,398,835
		12,928,845

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (11.8%)
Abbott Laboratories	8,163	$355,988
Amgen, Inc.*	6,307	411,406
Johnson & Johnson	15,837	948,953
Lilly (Eli) & Co.	6,044	334,052
Medtronic, Inc.	6,456	302,916
Merck & Co., Inc.	11,673	425,247
Pfizer, Inc.	39,190	919,789
UnitedHealth Group, Inc.	7,204	322,595
Wyeth	7,199	319,708
Other Securities	82,380	3,154,351
		7,495,005
INDUSTRIAL (12.8%)
3M Company	4,032	325,665
Boeing Co.	4,276	350,247
General Electric Co.	55,615	1,833,070
Google, Inc.*	1,102	462,102
United Parcel Service Cl B	5,801	477,596
United Technologies Corp.	5,410	343,102
Other Securities	92,420	4,329,259
		8,121,041
TECHNOLOGY (13.4%)
Cisco Systems, Inc.*	32,650	637,655
Hewlett-Packard Co.	14,920	472,666
IBM Corp.	8,292	636,991
Intel Corp.	31,112	589,572
Microsoft Corp.	46,922	1,093,268
Oracle Corp.*	20,828	301,798
Qualcomm, Inc.	8,965	359,228
Other Securities	234,068	4,397,620
		8,488,798
TELECOMMUNICATIONS (3.2%)
AT&T	20,794	579,945
BellSouth Corp.	9,674	350,199
Sprint Nextel Corp.	15,933	318,501
Verizon Communications	15,603	522,544
Other Securities	12,812	246,310
		2,017,499
UTILITIES (3.3%)
Other Securities	55,532	2,079,143
TOTAL COMMON STOCKS (Cost: $58,537,176 ) 97.0%		$61,479,631

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
Other Securities	—	—	$300,000	$297,330
U.S. GOVERNMENT AGENCIES (2.4%)
Federal Home Loan Bank	4.90%	07/03/06	1,520,000	1,519,586
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,816,979 ) 2.9%				1,816,916
TOTAL INVESTMENTS (Cost: $60,354,155) 99.9%				63,296,547
OTHER NET ASSETS 0.1%	.			75,477
NET ASSETS 100.0%	.			$63,372,024

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
PURCHASED
6 S&P 500 Stock Index Futures Contracts	September 2006	$1,919,100	$50,625

Face value of futures purchased and oustanding as a percentage of net assets: 3.0%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (6.2%)
Arch Coal, Inc.	6,967	$295,192
Lyondell Chemical Co.	10,001	226,623
Peabody Energy Corp.	12,902	719,287
Other Securities	79,663	2,310,499
		3,551,601
CONSUMER, CYCLICAL (12.0%)
Abercrombie & Fitch Co. Cl A	4,287	237,628
Chico's FAS, Inc.*	8,868	239,259
Michaels Stores, Inc.	6,438	265,503
Washington Post Co. Cl B	286	223,083
Other Securities	215,042	5,909,120
		6,874,593
CONSUMER, NON-CYCLICAL (1.8%)
Other Securities	28,939	1,017,579
ENERGY (7.1%)
ENSCO International, Inc.	7,492	344,782
FMC Technologies Inc.*	3,331	224,709
Grant Prideco, Inc.*	6,379	285,460
NewField Exploration Company*	6,266	306,658
Noble Energy, Inc.	8,631	404,449
Patterson UTI Energy, Inc.	8,356	236,558
Pioneer Natural Resources Co.	6,300	292,383
Pride International, Inc.*	7,889	246,373
Smith International, Inc.	9,767	434,338
Other Securities	32,729	1,319,092
		4,094,802
FINANCIAL (16.9%)
Berkley (WR) Corp.	8,247	281,470
Developers Divers Realty	5,344	278,850
Everest RE Group*	3,162	273,734
Fidelity Natl. Finl., Inc.	8,515	331,659
Leucadia National	8,005	233,666
Macerich Co.	3,498	245,560
Old Republic Intl. Corp.	11,197	239,280
Radian Group, Inc.	4,015	248,047
Other Securities	216,347	7,524,641
		9,656,907

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (9.2%)
Dentsply International, Inc.	3,846	$233,068
Health Net, Inc.*	5,619	253,810
Omnicare, Inc.	5,902	279,873
Sepracor, Inc.*	5,298	302,728
Varian Medical Systems, Inc.*	6,401	303,087
Other Securities	112,050	3,912,346
		5,284,912
INDUSTRIAL (17.4%)
C.H. Robinson Worldwide, Inc.	8,463	451,078
Cameron International Corp.*	5,627	268,802
Dun & Bradstreet*	3,229	224,997
Expeditors Int'l Wash., Inc.	10,398	582,392
Fastenal Co.	6,035	243,150
Jacobs Engineering Group, Inc.	2,855	227,372
Joy Global, Inc.	6,022	313,686
Manpower, Inc.	4,270	275,842
Precision Castparts Corp.	6,531	390,293
Republic Services, Inc.	5,863	236,513
Other Securities	182,174	6,758,266
		9,972,391
TECHNOLOGY (14.4%)
Amphenol Corp Cl A	4,365	244,265
Cadence Design Systems, Inc.*	13,764	236,053
Cognizant Tech Solutions*	6,840	460,811
Harris Corp.	6,540	271,475
Lam Research Corp.*	6,852	319,440
MEMC Elect. Materials, Inc*	8,047	301,762
Microchip Technology, Inc.	10,445	350,430
Other Securities	319,555	6,042,724
		8,226,960
TELECOMMUNICATIONS (0.5%)
Other Securities	17,034	256,489
UTILITIES (7.8%)
Questar Corp.	4,165	335,241
Southwestern Energy Co.*	8,171	254,608
Wisconsin Energy Corp.	5,699	229,670
Other Securities	147,148	3,640,256
		4,459,775
TOTAL COMMON STOCKS (Cost: $45,601,318 ) 93.3%		$53,396,009

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
Other Securities	—	—	$300,000	$298,017
COMMERCIAL PAPER (6.1%)
Federal Home Loan Bank	4.90%	07/03/06	3,490,000	3,489,050
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,787,099 ) 6.6%				3,787,067
TOTAL INVESTMENTS (Cost: $49,388,418 ) 99.9%				57,183,076
OTHER NET ASSETS 0.1%				79,979
NET ASSETS 100.0%				$57,263,055

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
PURCHASED
10 S&P MidCap 400 Stock Index Futures Contracts	September 2006	$3,858,000	$210,000

Face value of futures purchased and oustanding as a percentage of net assets: 6.7%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Other Securities	24,320	$585,387
CONSUMER, CYCLICAL (12.7%)
Audiovox Corp. Cl A*	13,880	189,601
Crown Holdings, Inc.*	11,210	174,540
Gamestop Corp.*	3,378	141,876
Landry's Restaurant, Inc.	5,469	177,469
Payless Shoesource, Inc.*	4,898	133,079
Wolverine World Wide, Inc.	9,936	231,807
Other Securities	96,513	1,458,499
		2,506,871
CONSUMER, NON-CYCLICAL (4.3%)
Longs Drug Stores Corp.	2,550	116,331
Serologicals Corp.*	3,624	113,939
Other Securities	23,029	627,832
		858,102
ENERGY (6.4%)
CNX Gas Corp.*	5,170	155,100
Helix Energy Solutions Group*	3,302	133,269
Holly Corp.	4,988	240,422
Range Resources Corp.	9,950	270,541
Whittier Energy*	14,600	123,078
Other Securities	13,208	338,061
		1,260,471
FINANCIAL (22.0%)
Assured Guaranty Co.*	4,760	120,761
BankAtlantic Bancorp, Inc. Cl A	7,400	109,816
Brookline Bankcorp	8,910	122,691
Choice Hotels Intl., Inc.	2,372	143,743
Equity Inns, Inc.	7,580	125,525
First Niagara Financial Group	7,890	110,618
First State Bank Corporation	6,000	142,680
IShares S&P MIDCAP 400	1,500	109,800
LandAmerica Financial Group	1,950	125,970
MAF Bancorp	2,840	121,666
Medical Properties Trust, Inc.	9,810	108,302
NewAlliance Bankshare	8,180	117,056
PHH Corp.*	6,160	169,646
Provident Financial Services	6,660	119,547
Taberna Realty Fin. Trust	9,900	148,500
Texas Regional Bancshares	3,014	114,291
Other Securities	102,670	2,341,660
		4,352,272

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (7.6%)
Advanced Medical Optics, Inc.*	2,338	$118,373
Digene Corp.*	2,870	111,184
Other Securities	65,429	1,274,113
		1,503,670
INDUSTRIAL (18.1%)
Agnico-Eagle Mines, Ltd.	6,062	200,531
Apogee Enterprises, Inc.	8,610	126,567
Benchmark Electronics*	4,681	112,906
Champion Enterprises, Inc.*	16,220	179,069
Hydril Company*	1,364	107,101
Lincoln Electric Holdings	2,090	130,939
RailAmerica, Inc.*	16,995	177,768
Siligan Holdings, Inc.	3,230	119,542
Texas Industries, Inc.	2,040	108,324
Universal Forest Products	2,290	143,652
Other Securities	92,501	2,158,669
		3,565,068
TECHNOLOGY (15.4%)
Anixter International, Inc.	2,460	116,751
CommScope, Inc.*	4,140	130,078
Medics Pharmaceutical Corp.	6,045	145,080
Microsemi Corp.*	4,750	115,805
Rogers Corp.*	2,365	133,244
Wabtech	3,780	141,372
Other Securities	129,215	2,264,064
		3,046,394
TELECOMMUNICATIONS (0.8%)
Other Securities	17,240	154,083
UTILITIES (2.4%)
PNM Resources, Inc.	5,365	133,910
Sierra Pacific Resources*	8,130	108,292
Other Securities	8,890	229,731
		471,933
TOTAL COMMON STOCKS (Cost: $15,635,667 ) 92.7%		18,304,251
PREFERRED STOCKS:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	50,169
TOTAL PREFERRED STOCKS (Cost: $67,250 ) 0.2%		$50,169

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.	7.25%	07/15/10	$90,000	$90,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000 ) 0.5%				90,000
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.7%)
Federal Home Loan Bank	4.90	07/03/06	1,320,000	1,319,641
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,319,641 ) 6.7%				1,319,641
TOTAL INVESTMENTS (Cost: $17,112,558 ) 100.1%				19,764,061
OTHER NET ASSETS 0.1%				(27,115)
NET ASSETS 100.0%				$19,736,946

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.4%)
U.S. Treasury Note	AAA	4.00%	11/15/12	$1,000,000	$939,922
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,439,128
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,340,628
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	816,006
					4,535,684
U.S. GOVERNMENT AGENCIES (56.8%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHLMC	AAA	5.00	06/15/17	500,000	485,727
FHLMC	AAA	4.00	10/15/26	650,000	620,747
FHLMC	AAA	8.00	07/15/06	108	108
FNMA	AAA	7.50	02/01/32	36,890	38,158
FNMA	AAA	6.00	05/01/32	63,481	62,716
FNMA	AAA	7.50	06/01/32	17,097	17,680
FNMA	AAA	6.00	05/01/33	371,638	366,922
FNMA	AAA	5.00	06/01/33	503,858	473,275
FNMA	AAA	5.50	07/01/33	333,578	321,803
FNMA	AAA	5.50	10/01/33	468,346	451,813
FNMA	AAA	5.00	11/01/33	648,510	609,146
FNMA	AAA	4.50	05/01/34	157,002	142,690
FNMA	AAA	5.50	07/01/34	344,934	332,190
FNMA	AAA	5.50	09/01/34	1,176,777	1,133,298
FNMA	AAA	6.00	09/01/34	482,500	475,854
FNMA	AAA	5.50	09/01/34	1,039,707	1,001,292
FNMA	AAA	5.50	09/01/34	264,083	254,325
FNMA	AAA	6.00	10/01/34	546,420	538,893
FNMA	AAA	6.00	11/01/34	398,997	393,501
FNMA	AAA	5.50	04/01/35	364,756	350,594
FNMA	AAA	5.00	04/01/35	403,365	377,298
FNMA	AAA	5.50	08/01/35	442,241	425,070
FNMA	AAA	5.00	09/01/35	479,573	448,580
FNMA	AAA	5.50	11/01/35	386,958	371,933
FNMA	AAA	5.00	04/01/18	412,688	398,349
FNMA	AAA	4.00	05/01/19	369,894	341,711
FNMA	AAA	4.50	06/01/19	636,970	602,837
FNMA	AAA	4.50	06/01/19	327,288	309,750
FNMA	AAA	5.00	10/01/20	471,912	454,639
FNMA	AAA	5.00	12/01/20	383,415	369,381
FNMA	AAA	6.00	04/01/23	319,006	317,584
FNMA	AAA	6.00	05/01/23	288,147	286,863
FNMA	AAA	5.50	03/01/24	349,127	339,367
FNMA	AAA	6.00	01/01/25	499,965	497,267
FNMA	AAA	5.50	08/01/25	401,167	389,213
FNMA	AAA	5.50	09/01/25	269,655	261,620
FNMA	AAA	—	—	4,874,833	4,703,142

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (1)	AAA	6.27%	10/16/27	$2,000,000	$2,036,548
GNMA (1)	AAA	—	—	97,141	99,135
Other Securities	AAA	—	—	763,836	739,670
					21,840,689
NON-MORTGAGE-BACKED OBLIGATION (21.2%)
FHLB	AAA	4.88	08/16/10	1,000,000	978,106
FHLMC	AAA	4.38	07/17/15	1,500,000	1,380,804
FHLMC	AAA	5.20	03/05/19	3,000,000	2,814,285
FNMA	AAA	4.25	07/15/07	1,000,000	987,319
FNMA	AAA	3.25	01/15/08	3,000,000	2,902,527
FNMA	AAA	3.25	02/15/09	1,000,000	946,979
FNMA	AAA	4.20	12/26/13	2,000,000	1,981,948
FNMA	AAA	4.13	04/15/14	1,150,000	1,050,746
					13,042,714
BASIC MATERIALS (2.4%)
Praxair, Inc.	A	6.90	11/01/06	500,000	502,085
Other Securities		—	—	1,000,000	963,808
					1,465,893
CONSUMER, CYCLICAL (7.3%)
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	480,690
Other Securities		—	—	4,219,034	4,031,954
					4,512,644
CONSUMER, NON-CYCLICAL (2.4%)
Other Securities		—	—	1,500,000	1,495,331
ENERGY (1.2%)
Other Securities		—	—	750,000	727,070
FINANCIAL (13.0%)
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,423
FHASI	AAA	5.00	06/25/33	598,743	591,000
First Tennessee National Bank	BBB+	4.50	05/15/13	500,000	457,345
GE Capital Corp.	AAA	5.45	01/15/13	500,000	491,463
Other Securities		—	—	6,300,000	5,955,385
					7,982,616
HEALTHCARE (1.2%)
Other Securities		—	—	750,000	725,423
INDUSTRIAL (2.9%)
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	706,002
Other Securities		—	—	1,150,000	1,095,643
					1,801,645
TECHNOLOGY (0.8%)
Other Securities		—	—	500,000	491,067
TELECOMMUNICATIONS (0.8%)
Other Securities		—	—	500,000	486,498
UTILITIES (2.2%)
Other Securities		—	—	1,450,000	1,363,700
TOTAL LONG-TERM DEBT SECURITIES (Cost: $63,192,666 ) 98.4%					$60,470,974

* Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND )
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
Federal Home Loan Bank (a)	4.90%	07/03/06	$450,000	$449,878
Federal Home Loan Bank (a)	5.21	07/12/06	300,000	299,522
				749,400
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $749,400 ) 1.2%				749,400
TOTAL INVESTMENTS (Cost: $63,942,066 ) 99.6%				61,220,374
OTHER NET ASSETS 0.4%				217,054
NET ASSETS 100.0%				$61,437,428

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Issue not rated by S&P/Moody's

(1)  U. S. Government guaranteed security.

  The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2006 is 2.7%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $53,501,202 Equity Index Fund — $60,354,155 Mid-Cap Equity Index Fund — $49,388,418)	$56,670,145	$63,296,547	$57,183,076
Cash	17,826	—	4,702
Interest and dividends receivable	73,881	69,949	52,532
Receivable for securities sold	21,256	32,976	—
Receivable for daily variation on futures contracts	—	—	22,000
Shareholder subscriptions receivable	1,000	—	1,000
TOTAL ASSETS	56,784,108	63,399,472	57,263,310
LIABILITIES:
Payable for securities purchased	56,783	12,968	—
Payable for daily variation on futures contracts	7,200	4,800	—
Dividends payable to shareholders	733	9,372	—
Shareholder redemptions payable	—	—	—
Accrued expenses	1,091	308	255
TOTAL LIABILITIES	65,807	27,448	255
NET ASSETS	$56,718,301	$63,372,024	$57,263,055
SHARES OUTSTANDING (Note 4)	5,643,487	6,892,589	4,493,530
NET ASSET VALUE PER SHARE	$10.05	$9.19	$12.74
COMPONENTS OF NET ASSETS:
Paid-in capital	$52,518,627	$61,920,979	$47,284,227
Accumulated undistributed net investment income	16,370	32,688	12,288
Accumulated undistributed net realized gain (loss) on investments and futures contracts	938,424	(1,574,660)	1,961,882
Net unrealized appreciation (depreciation) of investments and futures contracts	3,244,880	2,993,017	8,004,658
NET ASSETS	$56,718,301	$63,372,024	$57,263,055

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2006 (Unaudited)

	Aggressive Equity Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: Aggressive Equity Fund — $17,112,558 Bond Fund — $63,942,066 Money Market Fund — $87,924,829)	$19,764,061	$61,220,374	$87,924,829
Cash	11,276	2,767	3,885
Interest and dividends receivable	52,668	518,867	—
Receivable for securities sold	7,926	—	—
Shareholder subscriptions receivable	—	—	2,805,898
TOTAL ASSETS	19,835,931	61,742,008	90,734,612
LIABILITIES:
Payable for securities purchased	98,930	301,928	—
Dividends payable to shareholders	—	1,871	1,252
Shareholder redemptions payable	—	—	123,000
Accrued expenses	595	781	452
TOTAL LIABILITIES	98,985	304,580	124,704
NET ASSETS	$19,736,946	$61,437,428	$90,609,908
SHARES OUTSTANDING (Note 4)	1,773,823	6,800,027	8,587,906
NET ASSET VALUE PER SHARE	$11.13	$9.03	$10.55
COMPONENTS OF NET ASSETS:
Paid-in capital	$17,187,826	$66,041,310	$90,546,046
Accumulated undistributed net investment income	4,829	65,100	65,133
Accumulated undistributed net realized gain (loss) on investments	(107,212)	(1,947,290)	(1,271)
Net unrealized appreciation (depreciation) of investments	2,651,503	(2,721,692)	—
NET ASSETS	$19,736,946	$61,437,428	$90,609,908

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2006 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
INVESTMENT INCOME:
Dividends	$472,697	$566,304	$371,705
Interest	62,515	54,424	89,015
Total Investment Income	535,212	620,728	460,720
Expenses (Note 2):
Investment management fees	141,328	38,983	35,469
Independent Directors' fees and expenses	15,945	17,596	16,007
Custodian expenses	14,232	15,705	14,287
Accounting expenses	17,482	19,292	17,550
Transfer agent fees	16,965	18,722	17,032
Registration fees and expenses	9,011	9,944	9,046
Audit	5,028	5,549	5,048
Shareholders reports	1,808	1,995	1,815
Other	3,109	3,430	3,121
Total expenses before reimbursement	224,908	131,216	119,375
Expense reimbursement (Note 2)	(83,580)	(92,233)	(83,906)
Net Expenses	141,328	38,983	35,469
Net Investment Income (Note 1)	393,884	581,745	425,251
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	1,007,530	(58,650)	1,366,064
Net realized gain (loss) on futures contracts	(168,082)	(61,822)	(170,226)
	839,448	(120,472)	1,195,838
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	706,413	978,665	324,989
Net unrealized appreciation (depreciation) of futures contracts	96,412	98,400	265,000
	802,825	1,077,065	589,989
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,642,273	956,593	1,785,827
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,036,157	$1,538,338	$2,211,078

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2006 (Unaudited)

	Aggressive Equity Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$128,997	$—	$—
Interest	27,685	1,439,527	1,984,159
Total Investment Income	156,682	1,439,527	1,984,159
Expenses (Note 2):
Investment management fees	82,896	137,047	83,568
Independent Directors' fees and expenses	5,503	17,131	23,585
Custodian expenses	4,911	15,291	21,051
Accounting expenses	6,033	18,783	25,859
Transfer agent fees	5,855	18,228	25,095
Registration fees and expenses	3,110	9,682	13,329
Audit	1,735	5,402	7,438
Shareholders reports	624	1,942	2,674
Other	1,072	3,340	4,598
Total expenses before reimbursement	111,739	226,846	207,197
Expense reimbursement (Note 2)	(28,843)	(89,799)	(123,629)
Net Expenses	82,896	137,047	83,568
Net Investment Income (Loss) (Note 1)	73,786	1,302,480	1,900,591
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments	837,425	(189,757)	39
Net unrealized appreciation (depreciation) of investments	524,792	(1,319,410)	419
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,362,217	(1,509,167)	458
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,436,003	$(206,687)	$1,901,049

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(Unaudited)	2005	(Unaudited)	2005	(Unaudited)	2005
FROM OPERATIONS:
Net investment income	$393,884	$663,358	$581,745	$975,516	$425,251	$603,825
Net realized gain (loss) on investments and futures contracts	839,448	3,914,824	(120,472)	(63,561)	1,195,838	2,977,007
Net unrealized appreciation (depreciation) of investments and futures contracts	802,825	(2,854,608)	1,077,065	1,775,667	589,989	2,196,656
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,036,157	1,723,574	1,538,338	2,687,622	2,211,078	5,777,488
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(392,822)	(662,677)	(569,691)	(979,922)	(416,741)	(609,966)
From capital gains	—	(2,859,172)	—	—	—	(2,737,359)
Total distributions	(392,822)	(3,521,849)	(569,691)	(979,922)	(416,741)	(3,347,325)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	761,616	467,633	2,950,870	5,758,563	2,013,043	10,464,479
Dividend reinvestments	392,089	3,514,320	560,319	979,270	416,741	3,340,095
Cost of shares redeemed	(464,044)	(10,008,576)	(423,240)	(3,455,169)	(592,626)	(1,013,196)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	689,661	(6,026,623)	3,087,949	3,282,664	1,837,158	12,791,378
NET INCREASE (DECREASE) IN NET ASSETS	2,332,996	(7,824,898)	4,056,596	4,990,364	3,631,495	15,221,541
NET ASSETS, BEGINNING OF PERIOD/YEAR	54,385,305	62,210,203	59,315,428	54,325,064	53,631,560	38,410,019
NET ASSETS, END OF PERIOD/YEAR	$56,718,301	$54,385,305	$63,372,024	$59,315,428	$57,263,055	$53,631,560
OTHER INFORMATION:
Shares outstanding at beginning of period/year	5,575,906	6,189,710	6,562,076	6,189,541	4,351,566	3,284,957
Shares issued	74,598	47,305	315,242	657,326	154,643	878,181
Shares issued as reinvestment of dividends	39,013	360,127	60,943	110,720	32,702	271,042
Shares redeemed	(46,030)	(1,021,236)	(45,672)	(395,511)	(45,381)	(82,614)
Net increase (decrease)	67,581	(613,804)	330,513	372,535	141,964	1,066,609
Shares outstanding at end of period/year	5,643,487	5,575,906	6,892,589	6,562,076	4,493,530	4,351,566
	Aggressive Equity Fund		Bond Fund		Money Market Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(Unaudited)	2005	(Unaudited)	2005	(Unaudited)	2005
FROM OPERATIONS:
Net investment income (loss)	$73,786	$50,835	$1,302,480	$2,257,497	$1,900,591	$1,967,775
Net realized gain (loss) on investments	837,425	842,746	(189,757)	(24,447)	39	18
Net unrealized appreciation (depreciation) of investments	524,792	78,773	(1,319,410)	(1,217,654)	419	(419)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,436,003	972,354	(206,687)	1,015,396	1,901,049	1,967,374
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(71,826)	(47,966)	(1,287,565)	(2,247,020)	(1,863,112)	(1,947,534)
From capital gains	—	—	—	—	—	—
Total distributions	(71,826)	(47,966)	(1,287,565)	(2,247,020)	(1,863,112)	(1,947,534)
CAPITAL TRANSACTIONS:
Net Proceeds from sale of shares	201,700	261,434	1,676,899	5,421,800	42,376,770	56,880,263
Dividend reinvestments	71,826	47,966	1,285,694	2,243,470	1,861,859	1,940,918
Cost of shares redeemed	(211,266)	(90,701)	(703,749)	(622,130)	(29,700,152)	(37,624,941)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	62,260	218,699	2,258,844	7,043,140	14,538,477	21,196,240
NET INCREASE (DECREASE) IN NET ASSETS	1,426,437	1,143,087	764,592	5,811,516	14,576,414	21,216,080
NET ASSETS, BEGINNING OF PERIOD/YEAR	18,310,509	17,167,422	60,672,836	54,861,320	76,033,494	54,817,414
NET ASSETS, END OF PERIOD/YEAR	$19,736,946	$18,310,509	$61,437,428	$60,672,836	$90,609,908	$76,033,494
OTHER INFORMATION:
Shares outstanding at beginning of period/year	1,768,349	1,745,328	6,553,059	5,802,184	7,213,906	5,211,484
Shares issued	17,890	27,260	180,815	576,349	3,966,581	5,366,895
Shares issued as reinvestment of dividends	6,455	4,690	142,298	239,902	176,465	184,255
Shares redeemed	(18,871)	(8,929)	(76,145)	(65,376)	(2,769,046)	(3,548,728)
Net increase (decrease)	5,474	23,021	246,968	750,875	1,374,000	2,002,422
Shares outstanding at end of period/year	1,773,823	1,768,349	6,800,027	6,553,059	8,587,906	7,213,906

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2006 and each of the five years ended December 31, 2005 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$9.75		$10.05	$9.40	$7.14	$9.26	$11.31
Income (Loss) From Investment Operations: Net Investment Income	0.07		0.13	0.11	0.06	0.06	0.04
Net Gains or (Losses) on Securities Realized and Unrealized	0.30		0.24	0.65	2.26	(2.12)	(2.02)
Total From Investment Operations	0.37		0.37	0.76	2.32	(2.06)	(1.98)
Less Dividend Distributions: From Net Investment Income	(0.07)		(0.13)	(0.11)	(0.06)	(0.06)	(0.07)
From Capital Gains	—		(0.54)	—	—	—	—
Total Distributions	(0.07)		(0.67)	(0.11)	(0.06)	(0.06)	(0.07)
Net Asset Value, End of Year/Period	$10.05		$9.75	$10.05	$9.40	$7.14	$9.26
Total Return (%)(a)	3.76	(c)	3.75	8.17	32.58	–22.32	–17.52
Net Assets, End of Year/Period ($ millions)	56.7		54.4	62.2	57.1	38.9	50.1
Ratio of Net Investment Income to Average Net Assets (%)	1.40	(d)	1.18	1.17	0.86	0.70	0.41
Ratio of Expenses to Average Net Assets (%)	0.80	(d)	0.85	0.83	0.94	0.96	0.95
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(d)	0.50	0.50	0.50	0.60	0.84
Portfolio Turnover Rate (%)(b)	13.66	(c)	47.43	50.30	73.76	85.60	83.73
	Equity Index Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$9.04		$8.78	$8.07	$6.38	$8.32	$9.56
Income (Loss) From Investment Operations: Net Investment Income	0.08		0.15	0.15	0.10	0.10	0.09
Net Gains or (Losses) on Securities Realized and Unrealized	0.15		0.26	0.71	1.69	(1.94)	(1.24)
Total From Investment Operations	0.23		0.41	0.86	1.79	(1.84)	(1.15)
Less Dividend Distributions: From Net Investment Income	(0.08)		(0.15)	(0.15)	(0.10)	(0.10)	(0.09)
From Capital Gains	—		—	—	—	—	—
Total Distributions	(0.08)		(0.15)	(0.15)	(0.10)	(0.10)	(0.09)
Net Asset Value, End of Year/Period	$9.19		$9.04	$8.78	$8.07	$6.38	$8.32
Total Return (%)(a)	2.64	(c)	4.79	10.68	28.33	–22.16	–12.13
Net Assets, End of Year/Period ($ millions)	63.4		59.3	54.3	44.9	24.8	30.0
Ratio of Net Investment Income to Average Net Assets (%)	1.87	(d)	1.76	1.89	1.65	1.42	1.06
Ratio of Expenses to Average Net Assets (%)	0.42	(d)	0.48	0.47	0.63	0.66	0.63
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.13	0.13	0.13	0.18	0.33
Portfolio Turnover Rate (%)(b)	1.31	(c)	4.41	2.18	1.87	2.54	4.08

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$12.32		$11.69	$10.48	$7.82	$9.25	$9.41
Income (Loss) From Investment Operations: Net Investment Income	0.09		0.15	0.12	0.09	0.08	0.08
Net Gain or (Losses) on Securities Realized and Unrealized	0.42		1.29	1.58	2.66	(1.43)	(0.16)
Total From Investment Operations	0.51		1.44	1.70	2.75	(1.35)	(0.08)
Less Dividend Distributions: From Net Investment Income	(0.09)		(0.15)	(0.12)	(0.09)	(0.08)	(0.08)
From Capital Gains	—		(0.66)	(0.37)	—	—	—
Total Distributions	(0.09)		(0.81)	(0.49)	(0.09)	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$12.74		$12.32	$11.69	$10.48	$7.82	$9.25
Total Return (%)(a)	4.16	(c)	12.47	16.29	35.19	–14.59	–0.87
Net Assets, End of Year/Period ($ millions)	57.3		53.6	38.4	31.0	20.8	23.7
Ratio of Net Investment Income to Average Net Assets (%)	1.50	(d)	1.33	1.09	1.06	0.94	0.88
Ratio of Expenses to Average Net Assets (%)	0.42	(d)	0.46	0.53	0.64	0.74	0.66
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.13	0.13	0.13	0.18	0.33
Portfolio Turnover Rate (%)(b)	11.76	(c)	18.85	15.82	8.02	12.29	24.05
	Aggressive Equity Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$10.35		$9.84	$9.34	$6.75	$8.31	$9.30
Income (Loss) From Investment Operations: Net Investment Income (Loss)	0.04		0.03	(0.01)	(0.03)	0.01	(0.01)
Net Gains or (Losses) on Securities Realized and Unrealized	0.78		0.51	0.51	2.62	(1.57)	(0.98)
Total From Investment Operations	0.82		0.54	0.50	2.59	(1.56)	(0.99)
Less Dividend Distributions: From Net Investment Income	(0.04)		(0.03)	—	—	—	—
From Capital Gains	—		—	—	—	—	—
Total Distributions	(0.04)		(0.03)	—	—	—	—
Net Asset Value, End of Year/Period	$11.13		$10.35	$9.84	$9.34	$6.75	$8.31
Total Return (%)(a)	7.85	(c)	5.55	5.27	38.39	–18.80	–10.62
Net Assets, End of Year/Period ($ millions)	19.7		18.3	17.2	16.1	10.9	12.8
Ratio of Net Investment Income to Average Net Assets (%)	0.76	(d)	0.30	–0.12	–0.46	–0.15	–0.09
Ratio of Expenses to Average Net Assets (%)	1.15	(d)	1.21	1.47	1.72	1.86	1.79
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(d)	0.85	0.85	0.85	0.91	1.10
Portfolio Turnover Rate (%)(b)	29.37	(c)	76.94	150.06	208.19	215.50	214.65

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Bond Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$9.26		$9.46	$9.47	$9.43	$9.46	$9.33
Income (Loss) From Investment Operations: Net Investment Income	0.20		0.37	0.36	0.39	0.53	0.59
Net Gains or (Losses) on Securities Realized and Unrealized	(0.24)		(0.20)	(0.01)	0.03	0.14	0.13
Total From Investment Operations	(0.04)		0.17	0.35	0.42	0.67	0.72
Less Dividend Distributions: From Net Investment Income	(0.19)		(0.37)	(0.36)	(0.38)	(0.52)	(0.59)
From Capital Gains	—		—	—	—	(0.18)	—
Total Distributions	(0.19)		(0.37)	(0.36)	(0.38)	(0.70)	(0.59)
Net Asset Value, End of Year/Period	$9.03		$9.26	$9.46	$9.47	$9.43	$9.46
Total Return (%)(a)	(0.33	)(c)	1.80	3.73	4.45	7.19	7.76 (e)
Net Assets, End of Year/Period ($ millions)	61.4		60.7	54.9	46.1	35.8	32.7
Ratio of Net Investment Income to Average Net Assets (%)	4.30	(d)	3.96	3.91	4.25	5.53	6.28
Ratio of Expenses to Average Net Assets (%)	0.75	(d)	0.80	0.79	0.81	0.84	0.85
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	(d)	0.45	0.45	0.45	0.50	0.70
Portfolio Turnover Rate (%)(b)	7.55	(c)	13.44	41.77	47.96	57.86	8.18
	Money Market Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$10.54		$10.52	$10.52	$10.53	$10.53	$10.52
Income from investment operations: Net Investment Income	0.24		0.32	0.13	0.10	0.16	0.40
Net Gains or (Losses) on Securities Realized and Unrealized	—		—	—	—	—	—
Total From Investment Operations	0.24		0.32	0.13	0.10	0.16	0.40
Less Dividend Distributions: From Net Investment Income	(0.23)		(0.30)	(0.13)	(0.11)	(0.16)	(0.39)
From Capital Gains	—		—	—	—	—	—
Total Distributions	(0.23)		(0.30)	(0.13)	(0.11)	(0.16)	(0.39)
Net Asset Value, End of Year/Period	$10.55		$10.54	$10.52	$10.52	$10.53	$10.53
Total Return (%)(a)	2.27	(c)	3.06	1.18	0.94	1.49	3.82
Net Assets, End of Year/Period ($ millions)	90.6		76.0	54.8	54.7	66.4	64.2
Ratio of Net Investment Income to Average Net Assets (%)	4.56	(d)	3.07	1.16	0.95	1.48	3.76
Ratio of Expenses to Average Net Assets (%)	0.50	(d)	0.55	0.53	0.49	0.44	0.43
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	(d)	0.20	0.20	0.20	0.25	0.40
Portfolio Turnover Rate (%)(b)	N/A		N/A	N/A	N/A	N/A	N/A

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.

N/A=Not Applicable.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing respective shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed asset portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

At June 30, 2006, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
2006	$0	$0	$0	$0	$0	$0
2007	0	0	0	0	0	5
2008	0	0	0	0	0	290
2009	0	0	0	0	0	0
2010	0	1,136,829	0	94,123	0	109
2011	0	0	0	0	1,733,086	62
2012	0	0	0	0	0	805
2013	0	101,171	0	0	24,447	0
2014	0	0	0	0	189,757	0
Total	$0	$1,238,000	$0	$94,123	$1,947,290	$1,271

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each Fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, .50%, .125%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market Funds, respectively. Settlement of accrued investment management fees is paid by each Fund to the Adviser on or about month-end.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a Fund's operation. Expenses which cannot be so attributed are generally allocated among the Funds based on relative net assets.

Until April 1, 2002, the Adviser had contractually limited the expenses of each Fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market Funds, respectively. Effective April 1, 2002, the Adviser contractually agreed to limit each Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. The Adviser's contractual expense limitation agreement remains in effect through 2006 and continues into successive calendar years unless the Adviser gives adequate advance notice to terminate the agreement.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  PURCHASES AND SALES

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2006 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund
Cost of investment purchases	$7,386,918	$4,653,052	$6,270,613	$5,445,192	$2,799,533
Proceeds from sales of investments	$8,534,831	$791,543	$8,189,715	$5,545,312	$853,887

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund
Cost of investment purchases	$—	$—	$—	$—	$4,047,223
Proceeds from sales of investments	$—	$—	$—	$—	$3,698,320

For the Money Market Fund, the cost of short-term securities purchased was $1,532,174,969; net proceeds from sales and redemptions were $1,645,227,800.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2006 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$9,947,566	$11,100,751	$12,281,093	$3,264,409	$13,307	$0
Unrealized Depreciation	(6,969,030)	(8,444,391)	(4,615,938)	(625,995)	(2,734,999)	(0)
Net	$2,978,536	$2,656,360	$7,665,155	$2,638,414	$(2,721,692)	$0
Cost of Investments	$53,691,609	$60,640,188	$49,517,922	$17,125,647	$63,942,066	$87,924,829

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2006, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

As of June 30, 2006, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	62%
Equity Index Fund	41%
Mid-Cap Equity Index Fund	64%
Aggressive Equity Fund	85%
Bond Fund	50%
Money Market Fund	4%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2006 were as follows:

All America Fund: two shareholders owning 13% and 12%, respectively.

Equity Index Fund: two shareholders owning 29% and 11%, respectively.

Mid-Cap Fund: three shareholders owning 13%, 10% and 6%, respectively.

Aggressive Equity Fund: one shareholder owning 11%.

Bond Fund: one shareholder owning 41%.

Money Market Fund: two shareholders owning 12% and 5%, respectively.

6.  DIVIDENDS

On June 30, 2006 dividend distributions were declared and paid for each of the Funds from net investment income. For the year ended December 31, 2005, dividend distributions were declared and paid for each of the Funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2004 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2005. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2006 and 2005 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2006 and 2005 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
Six Months Ended June 30, 2006	$392,822	$569,691	$416,741	$71,826	$1,287,565	$1,863,112
Year Ended December 31, 2005	$662,677	$979,922	$872,048	$47,966	$2,247,020	$1,947,534
Long-Term Capital Gains (b)
Six Months Ended June 30, 2006	$0	$0	$0	$0	$0	$0
Year Ended December 31, 2005	$2,859,172	$0	$2,475,277	$0	$0	$0

Notes:

No distribution constituted a return of capital for Federal income tax purposes.

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

As of June 30, 2006, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$486,555	$32,686	$278,063	$4,829	$65,100	$65,133
Accumulated undistributed realized gain (loss) on investments and futures contracts	$734,583	$(1,238,002)	$2,035,611	$(94,123)	$(1,947,290)	$(1,271)
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,978,536	$2,656,360	$7,665,155	$2,638,414	$(2,721,692)	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Changes in Net Assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications. During the six months ended June 30, 2006 and the year ended December 31, 2005, no such reclassifications were made.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
OTHER INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2006 (except for the Money Market Fund). The Investment Company files complete schedules of Fund portfolio holdings (including the Money Market Fund) with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

The Board of Directors of the Investment Company has renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price and not on the basis of any research that they may provide. The Adviser receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. The vast majority of the Funds demonstrated gross performance that was above or at their benchmarks, when considering minimal tracking error. Recent performance, especially, has shown a significant enhancement due to changes made in the Adviser's investment process and personnel.

Cost

The Board compared the advisory fees charged by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. The Adviser's fees have not increased since the advisory agreement originally went into effect a number of years ago. In addition, under a written agreement, for the past four years the Adviser has reimbursed the Investment Company for its expenses, other than extraordinary expenses, over and above the advisory fee. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees obviates the need for asset-level breakpoints. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts that it realizes from volume increases.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.	598	38,224
Alcoa, Inc.	2,354	76,175
Allegheny Technologies, Inc.	235	16,271
Ball Corp.	289	10,705
Bemis Co.	281	8,604
Dow Chemical Co.	2,612	101,946
Du Pont EI de Nemours	2,494	103,750
Eastman Chemical Co.	219	11,826
Ecolab, Inc.	494	20,047
Freeport-McMoran Copper Cl B	510	28,259
Hercules, Inc.*	305	4,654
International Paper Co.	1,330	42,959
Intl. Flavors & Fragrances	219	7,718
Louisiana-Pacific Corp.	291	6,373
MeadWestvaco Corp.	493	13,769
Monsanto Co.	733	61,711
Newmont Mining Corp. Hldg. Co.	1,215	64,310
Nucor Corp.	838	45,462
PPG Industries, Inc.	455	30,030
Pactiv Corp.*	385	9,529
Phelps Dodge Corp.	549	45,023
Praxair, Inc.	868	46,872
Rohm & Haas Co.	390	19,547
Sealed Air Corp.	219	11,406
Sigma-Aldrich Corp.	181	13,148
Temple-Inland, Inc.	300	12,861
United States Steel Group	320	22,438
Vulcan Materials Co.	270	21,060
Weyerhaeuser Co.	667	41,521
		936,198
CONSUMER, CYCLICAL (5.4%)
Amazon.com, Inc.*	837	32,375
AutoZone, Inc.*	149	13,142
Autonation, Inc.*	409	8,769
Bed Bath & Beyond, Inc.*	760	25,209
Best Buy Co., Inc.	1,099	60,269
Big Lots, Inc.*	306	5,226
Black & Decker Corp.	210	17,737

1

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	255	8,479
Carnival Corp.	1,172	48,919
Centex Corp.	332	16,700
Circuit City Group, Inc.	411	11,187
Clear Channel Communications*	1,363	42,185
Coach, Inc.*	1,035	30,947
Comcast Corp. Cl A*	5,721	187,306
Cooper Tire & Rubber Co.	168	1,872
D.R. Horton, Inc.	730	17,389
Darden Restaurants, Inc.	349	13,751
Dillard’s, Inc. Cl A	173	5,510
Disney (Walt) Co.	5,943	178,290
Dollar General Corp.	844	11,799
Dow Jones & Co.	158	5,532
EW Scripps Co. Cl A	225	9,707
Eastman Kodak Co.	771	18,334
Family Dollar Stores, Inc.	420	10,261
Federated Dept Stores	1,498	54,827
Ford Motor Co.	5,079	35,197
Fortune Brands, Inc.	392	27,836
Gannett Co., Inc.	645	36,075
Gap, Inc.	1,489	25,909
General Motors Corp.	1,531	45,608
Genuine Parts Co.	459	19,122
Goodyear Tire & Rubber Co.*	472	5,239
Harley-Davidson, Inc.	736	40,399
Harman Intl. Inds	177	15,110
Harrah’s Entertainment, Inc.	493	35,092
Hasbro, Inc.	466	8,439
Hilton Hotels Corp.	890	25,169
Home Depot, Inc.	5,597	200,317
International Game Technology	918	34,829
Interpublic Grp. of Cos., Inc.	1,181	9,861
Johnson Controls, Inc.	528	43,412
Jones Apparel Group, Inc.	308	9,791
KB Home	208	9,537
Kohl’s Corp.*	925	54,686
Leggett & Platt	492	12,290

2

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lennar Corp.	369	16,373
Limited Brands, Inc.	937	23,978
Liz Claiborne, Inc.	286	10,599
Lowe’s Companies, Inc.	2,103	127,589
Marriott International, Inc.	886	33,774
Mattel, Inc.	1,050	17,336
McDonald’s Corp.	3,374	113,366
McGraw-Hill Cos., Inc.	969	48,673
Meredith Corp.	119	5,895
NIKE, Inc. Cl B	513	41,553
New York Times Co. Cl A	383	9,399
Newell Rubbermaid, Inc.	749	19,347
News Corp, Inc.	6,405	122,848
Nordstrom, Inc.	583	21,280
Office Depot, Inc.*	779	29,602
OfficeMax, Inc.	190	7,743
Omnicom Group, Inc.	462	41,160
Penney (J.C.) Co., Inc.	636	42,936
Pulte Homes, Inc.	576	16,583
RadioShack Corp.	366	5,124
Sears Holding Corp.*	270	41,931
Sherwin-Williams Co.	305	14,481
Snap-On, Inc.	153	6,184
Stanley Works	197	9,302
Staples, Inc.	1,972	47,959
Starbucks Corp.*	2,078	78,465
TJX Companies, Inc.	1,239	28,324
Target Corp.	2,338	114,258
Tiffany & Co.	383	12,647
Time Warner, Inc.	11,595	200,594
Tribune Co.	597	19,361
Univision Communications, Inc.	601	20,134
V F Corp.	240	16,301
Wendy’s International, Inc.	310	18,070
Whirlpool Corp.	211	17,439
Yum! Brands, Inc.	745	37,451
eBay, Inc.*	3,131	91,707
		3,059,406

3

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (5.5%)
Alberto-Culver Co. Cl A*	202	9,841
Altria Group, Inc.	5,654	415,173
Anheuser-Busch Cos., Inc.	2,096	95,557
Archer-Daniels-Midland Co.	1,772	73,148
Avon Products, Inc.	1,216	37,696
Brown-Forman Corp. Cl B	223	15,987
CVS Corp.	2,207	67,755
Campbell Soup Co.	496	18,407
Clorox Co.	405	24,693
Coca-Cola Co.	5,549	238,718
Coca-Cola Enterprises	819	16,683
Colgate-Palmolive Co.	1,394	83,501
ConAgra Foods, Inc.	1,402	30,998
Constellation Brands, Inc. Cl A	532	13,300
Costco Wholesale Corp.	1,270	72,555
Dean Foods Co.*	364	13,537
Estee Lauder Co. Cl A	324	12,529
FNMA	2,613	125,685
General Mills, Inc.	956	49,387
Heinz (H.J.) Co.	900	37,098
Hershey Food Corp.	481	26,489
Kellogg Co.	660	31,964
Kimberly Clark Corp.	1,244	76,755
Kroger Co.	1,959	42,824
McCormick & Co., Inc.	356	11,944
Molson Coors Brewing Co.	154	10,454
Pepsi Bottling Group, Inc.	363	11,667
PepsiCo, Inc.	4,473	268,559
Proctor & Gamble Co.	8,881	493,784
RJ Reynolds Tobacco Hldgs.	229	26,404
Safeway, Inc.	1,214	31,564
Sara Lee Corp.	2,058	32,969
Supervalu, Inc.	544	16,701
Sysco Corp.	1,669	51,005
Tyson Foods, Inc.	674	10,016
UST, Inc.	434	19,612
Wal-Mart Stores, Inc.	6,770	326,111
Walgreen Co.	2,733	122,548

4

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	372	24,046
Wrigley (Wm.) Jr. Co.	602	27,307
		3,114,971
ENERGY (5.6%)
Anadarko Petroleum	1,244	59,326
Apache Corp.	892	60,879
Ashland, Inc.	199	13,273
BJ Services Co.	875	32,603
Baker Hughes, Inc.	924	75,629
Chesapeake Energy Corp.	1,108	33,517
ChevronTexaco Corp.	6,011	373,043
ConocoPhillips	4,469	292,854
Consol Energy, Inc.	467	21,818
Devon Energy Corp.	1,195	72,190
EOG Resources, Inc.	655	45,418
El Paso Corp.	1,876	28,140
Exxon Mobil Corp.	16,382	1,005,036
Hess Corp.	653	34,511
Halliburton Co.	1,394	103,449
Kerr-McGee Corp.	614	42,581
Kinder Morgan, Inc.	282	28,169
Marathon Oil Corp.	982	81,801
Murphy Oil Corp.	450	25,137
Nabors Industries, Ltd.*	846	28,586
National-Oilwell, Inc.*	465	29,444
Noble Corporation*	367	27,312
Occidental Petroleum	1,163	119,266
Rowan Cos., Inc.	292	10,392
Schlumberger, Ltd.	3,190	207,701
Sunoco, Inc.	364	25,222
Transocean, Inc.*	882	70,842
Valero Energy Corp.	1,666	110,822
Weatherford Int’l., Ltd.*	935	46,395
Williams Cos., Inc.	1,606	37,516
XTO Energy, Inc.	981	43,429
		3,186,301

5

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (11.5%)
Ace, Ltd.*	880	44,519
Aflac, Inc.	1,346	62,387
Allstate Corp.	1,720	94,136
AmSouth Bancorporation	932	24,651
Ambac Financial Group, Inc.	286	23,195
American Express Co.	3,340	177,755
American Int’l. Group, Inc.	7,033	415,299
Ameriprise Financial, Inc.	662	29,572
Aon Corp.	869	30,259
Apartment Investment & Mgmt.Co	261	11,340
Archstone-Smith Trust	579	29,454
BB & T Corp.	1,489	61,928
Bank of America Corp.	12,356	594,324
Bank of New York Co., Inc.	2,083	67,073
Bear Stearns Cos., Inc.	318	44,545
Boston Properties	249	22,510
CIT Group, Inc.	541	28,289
Capital One Financial Corp.	821	70,154
Charles Schwab Corp.	2,786	44,520
Chubb Corp.	1,123	56,038
Cincinnati Financial Corp.	469	22,048
Citigroup, Inc.	13,460	649,310
Comerica, Inc.	447	23,240
Commerce Bancorp (N.J.)	499	17,799
Compass Bancshares, Inc.	350	19,460
Countrywide Financial Corp.	1,645	62,642
E*Trade Financial Corp.*	1,155	26,357
Equity Office Properties	991	36,181
Equity Residential	784	35,068
Federated Investors, Inc.	227	7,151
Fifth Third Bancorp	1,507	55,684
First Tennessee Natl. Bank	336	13,507
Franklin Resources, Inc.	412	35,766
FHLMC	1,866	106,381
Genworth Financial, Inc.	988	34,422
Golden West Financial Corp.	686	50,901
Goldman Sachs Group, Inc.	1,177	177,056
Hartford Financial Svc Gp, Inc.	817	69,118

6

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Huntington Bancshares, Inc.	664	15,657
J.P. Morgan Chase & Co.	9,412	395,304
Janus Capital Group	580	10,382
KeyCorp.	1,098	39,177
Kimco Realty Corp.	570	20,799
Legg Mason, Inc.	358	35,628
Lehman Brothers Hlds.	1,450	94,468
Lincoln National Corp.	777	43,854
Loews Corp.	1,092	38,711
M & T Bank Corp.	217	25,589
MBIA, Inc.	357	20,902
MGIC Investment Corp.	244	15,860
Marsh & McLennan Cos., Inc.	1,488	40,012
Marshall & Ilsley Corp.	610	27,901
Mellon Financial Corp.	1,125	38,734
Merrill Lynch & Co., Inc.	2,502	174,039
MetLife, Inc.	2,047	104,827
Moody’s Corp.	657	35,780
Morgan Stanley	2,900	183,309
National City Corp.	1,469	53,163
North Fork Bancorp, Inc.	1,260	38,039
Northern Trust Corp.	498	27,539
PNC Financial Services Group	801	56,206
Plum Creek Timber Co.	494	17,537
Principal Financial Group Inc.	751	41,793
Progressive Corp. of Ohio	2,119	54,479
Prologis Trust	655	34,139
Prudential Financial, Inc.	1,337	103,885
Public Storage, Inc.	222	16,850
Regions Financial Corp.	1,236	40,936
SLM Corporation	1,120	59,270
Safeco Corp.	323	18,201
Simon Property Group	502	41,636
Sovereign Bancorp, Inc.	1,020	20,707
St. Paul Travelers Co., Inc.	1,879	83,747
State Street Corp.	899	52,223
Suntrust Banks, Inc.	985	75,116
Synovus Financial Corp.	874	23,406

7

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
T. Rowe Price Group, Inc.	720	27,223
Torchmark Corp.	272	16,516
UNUM Provident Corp.	811	14,703
US Bancorp	4,819	148,811
Vornado Realty Trust	320	31,216
Wachovia Corp.	4,355	235,518
Washington Mutual, Inc.	2,601	118,554
Wells Fargo & Company	4,549	305,147
XL Capital Limited*	488	29,914
Zions Bancorporation	287	22,369
		6,543,815
HEALTHCARE (6.7%)
Abbott Laboratories	4,132	180,197
Aetna, Inc.	1,531	61,133
Allergan, Inc.	409	43,869
Amerisource Bergen Corp.	564	23,643
Amgen, Inc.*	3,193	208,279
Applera Corp.-Applied Biosys	495	16,013
Bard (C.R.), Inc.	275	20,147
Barr Pharmaceuticals, Inc.*	289	13,782
Bausch & Lomb, Inc.	141	6,915
Baxter International, Inc.	1,773	65,175
Becton Dickinson & Co.	668	40,835
Biogen Idec, Inc.*	929	43,041
Biomet, Inc.	664	20,777
Boston Scientific Corp.*	3,295	55,488
Bristol-Myers Squibb Co.	5,324	137,679
CIGNA Corp.	327	32,213
Cardinal Health, Inc.	1,131	72,757
Caremark Rx, Inc.	1,198	59,744
Coventry Health Care*	432	23,734
Express Scripts, Inc.*	400	28,696
Forest Laboratories, Inc.*	880	34,047
Genzyme Corp. (Genl. Div)*	701	42,796
Gilead Sciences, Inc.*	1,232	72,885
HCA, Inc.	1,101	47,508
Health Management Associates	650	12,812
Hospira, Inc.*	429	18,421

8

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Humana, Inc.*	446	23,950
IMS Health, Inc.	538	14,445
Johnson & Johnson	8,017	480,379
King Pharmaceuticals, Inc.*	649	11,033
Laboratory Corp. of America*	338	21,034
Lilly (Eli) & Co.	3,057	168,960
Manor Care, Inc.	207	9,712
McKesson Corp.	827	39,101
Medco Health Solutions*	824	47,199
Medimmune, Inc.*	674	18,265
Medtronic, Inc.	3,268	153,335
Merck & Co., Inc.	5,905	215,119
Millipore Corp.*	140	8,819
Mylan Laboratories, Inc.	569	11,380
Patterson Cos., Inc.*	372	12,994
PerkinElmer, Inc.	350	7,315
Pfizer, Inc.	19,840	465,645
Quest Diagnostics, Inc.	447	26,784
Schering-Plough Corp.	4,010	76,310
St. Jude Medical, Inc.*	977	31,674
Stryker Corp.	792	33,351
Tenet Healthcare Corp.*	1,270	8,865
Thermo Electron Corp.*	434	15,728
UnitedHealth Group, Inc.	3,647	163,313
Waters Corp.*	282	12,521
Watson Pharmaceuticals, Inc.*	280	6,518
WellPoint Inc*	1,726	125,601
Wyeth	3,644	161,830
Zimmer Holdings, Inc.*	664	37,662
		3,791,428
INDUSTRIAL (7.2%)
3M Company	2,039	164,690
Allied Waste Industries*	655	7,441
American Power Conversion	459	8,946
American Standard Cos.	481	20,813
Apollo Group, Inc. Cl A*	380	19,635
Avery Dennison Corp.	296	17,186
Block (H. & R.), Inc.	881	21,021

9

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Boeing Co.	2,161	177,008
Burlington North Santa Fe	987	78,220
CBS Corp. Cl B	2,092	56,589
CSX Corp.	592	41,700
Caterpillar, Inc.	1,811	134,883
Cendant Corp.	2,708	44,113
Cintas Corp.	370	14,711
Cooper Industries, Ltd.*	243	22,580
Cummins, Inc.	125	15,281
Danaher Corp.	638	41,036
Deere & Co.	635	53,016
Donnelley R.R. & Sons	576	18,403
Dover Corp.	545	26,939
Eaton Corp.	401	30,235
Emerson Electric Co.	1,111	93,113
Equifax, Inc.	342	11,744
FedEx Corp.	826	96,526
Fisher Scientific Intl.*	327	23,887
Fluor Corp.	234	21,746
General Dynamics Corp.	1,093	71,548
General Electric Co.	28,155	927,989
Goodrich Corporation	336	13,537
Google, Inc.*	558	233,986
Grainger (W.W.), Inc.	203	15,272
Honeywell International, Inc.	2,243	90,393
ITT Industries, Inc.	499	24,701
Illinois Tool Works, Inc.	1,120	53,200
Ingersoll Rand Co.*	890	38,074
L-3 Communications Hldgs., Inc	323	24,361
Lockheed Martin Corp.	962	69,014
Masco Corp.	1,075	31,863
Monster Worldwide, Inc.*	341	14,547
Navistar International Corp.*	173	4,258
Norfolk Southern	1,123	59,766
Northrop Grumman Corp	931	59,640
PACCAR, Inc.	456	37,565
Pall Corp.	335	9,380
Parker Hannifin Corp.	326	25,298

10

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Pitney Bowes, Inc.	606	25,028
Raytheon Co.	1,211	53,974
Robert Half Intl., Inc.	465	19,530
Rockwell Automation, Inc.	487	35,069
Rockwell Collins	468	26,147
Ryder System, Inc.	168	9,816
Southwest Airlines Co.	1,912	31,299
Starwood Hotels & Resort World	584	35,239
Textron, Inc.	355	32,724
Tyco International, Ltd.	5,514	151,635
Union Pacific Corp.	728	67,675
United Parcel Service Cl B	2,937	241,803
United Technologies Corp.	2,737	173,581
Verisign, Inc.*	660	15,292
Viacom Inc. - Class B.*	1,957	70,139
Waste MGT Inc.	1,484	53,246
		4,108,051
TECHNOLOGY (7.6%)
ADC Telecommunications, Inc.*	316	5,328
Adobe Systems, Inc.*	1,617	49,092
Advanced Micro Devices, Inc.*	1,311	32,015
Affiliated Computer Svcs.*	313	16,154
Agilent Technologies, Inc.*	1,158	36,546
Altera Corp.*	975	17,111
Analog Devices, Inc.	987	31,722
Andrew Corp.*	436	3,863
Apple Computer, Inc.*	2,300	131,376
Applied Materials, Inc.	4,234	68,930
Autodesk, Inc.*	623	21,469
Automatic Data Processing	1,557	70,610
Avaya, Inc.*	1,113	12,710
BMC Software, Inc.*	582	13,910
Broadcom Corp. Cl A*	1,240	37,262
CA Inc.	1,232	25,318
Ciena Corp.*	1,591	7,653
Cisco Systems, Inc.*	16,529	322,811
Citrix Systems, Inc.*	493	19,789
Computer Sciences Corp.*	509	24,656

11

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Compuware Corp.*	1,022	6,848
Comverse Technology, Inc.*	540	10,676
Convergys Corp.*	374	7,293
Corning, Inc.*	4,217	102,009
Dell, Inc.*	6,151	150,146
EMC Corp.*	6,403	70,241
Electronic Arts, Inc.*	820	35,293
Electronic Data Systems Corp.	1,404	33,780
Embarq Corp.*	400	16,396
First Data Corp.	2,071	93,278
Fiserv, Inc.*	476	21,591
Freescale Semiconductor A*	1,104	32,458
Gateway, Inc.*	707	1,343
Hewlett-Packard Co.	7,553	239,279
IBM Corp.	4,198	322,490
Intel Corp.	15,751	298,481
Intuit, Inc.*	463	27,961
JDS Uniphase Corp.*	4,562	11,542
Jabil Circuit, Inc.	482	12,339
Juniper Networks Inc.*	1,532	24,497
KLA Tencor Corp.	530	22,032
LSI Logic Corp.*	1,074	9,612
Lexmark Int’l, Inc.*	292	16,302
Linear Technology Corp.	823	27,562
Lucent Technologies*	12,130	29,355
Maxim Integrated Products, Inc	866	27,807
Micron Technology, Inc.*	1,831	27,575
Microsoft Corp.	23,754	553,453
Molex, Inc. Cl A	389	13,059
Motorola, Inc.	6,688	134,763
NCR Corp.*	490	17,954
NVIDIA Corporation*	954	20,311
National Semiconductor Corp.	920	21,942
Network Appliance, Inc.*	1,013	35,759
Novell, Inc.*	918	6,086
Novellus Systems, Inc.*	345	8,522
Oracle Corp.*	10,544	152,783
PMC Sierra, Inc.*	559	5,255

12

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Parametric Technology Corp.*	302	3,838
Paychex, Inc.	905	35,277
QLogic Corp.*	434	7,482
Qualcomm, Inc.	4,539	181,878
Sabre Group Holdings, Inc.	356	7,832
Sandisk Corp.*	531	27,070
Sanmina Corp.*	1,437	6,610
Solectron Corp.*	2,469	8,444
Sun Microsystems, Inc.*	9,471	39,305
Symantec Corp.*	2,803	43,559
Symbol Technologies, Inc.	687	7,413
Tektronix, Inc.	224	6,590
Tellabs, Inc.*	1,216	16,185
Teradyne, Inc.*	528	7,355
Texas Instruments, Inc.	4,219	127,794
Unisys Corp.*	929	5,834
Xerox Corp.*	2,486	34,580
Xilinx, Inc.	938	21,246
Yahoo!, Inc.*	3,395	112,035
		4,296,725
TELECOMMUNICATIONS (1.8%)
AT&T	10,527	293,598
Alltel Corp.	1,048	66,894
BellSouth Corp.	4,898	177,308
CenturyTel, Inc.	323	11,999
Citizens Communications Co.	887	11,575
Qwest Communications Intl.*	4,239	34,294
Sprint Nextel Corp.	8,066	161,239
Verizon Communications	7,903	264,671
		1,021,578
UTILITIES (1.9%)
AES Corp.*	1,783	32,896
Allegheny Energy, Inc.*	437	16,200
Ameren Corp.	547	27,624
American Electric Power, Inc.	1,067	36,545
CMS Energy Corp.*	599	7,751
Centerpoint Energy, Inc.	843	10,538
Consolidated Edison, Inc.	656	29,153

13

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Constellation Energy Group	478	26,061
DTE Energy Co.	477	19,433
Dominion Resources, Inc.	934	69,854
Duke Energy Corp	3,339	98,066
Dynergy, Inc.*	999	5,465
Edison International	874	34,086
Entergy Corp.	560	39,620
Exelon Corp.	1,810	102,862
FPL Group, Inc.	1,090	45,104
FirstEnergy Corp.	885	47,976
Keyspan Corporation	468	18,907
NiSource, Inc.	731	15,965
Nicor, Inc.	116	4,814
PG & E Corp.	932	36,609
PPL Corporation	1,030	33,269
Peoples Energy Corp.	100	3,591
Pinnacle West Capital Corp.	268	10,696
Progress Energy, Inc.	685	29,366
Public Svc. Enterprise Group	674	44,565
Sempra Energy	698	31,745
Southern Co.	2,004	64,228
TXU Corp.	1,249	74,678
Teco Energy, Inc.	558	8,337
Xcel Energy, Inc.	1,098	21,060
		1,047,064

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,745,644) 54.9%		31,105,537

* Non-income producing security.

14

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (a)	4.56	07/20/06	200,000	199,514
U.S. Treasury Bill (a)	4.77	09/21/06	150,000	148,320
				347,834
U.S. GOVERNMENT AGENCIES (4.4%)
Federal Home Loan Bank	4.90	07/03/06	2,510,000	2,509,317

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,857,199) 5.0%				2,857,151

TOTAL INDEXED ASSETS (Cost: $32,602,843) 59.9%				33,962,688

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
Purchased
9 S&P 500 Stock Index Futures Contracts	September 2006	$2,878,650	$75,938

Face value of futures purchased and oustanding as a percentage of net assets:  5.1%

15

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.2%)
Century Aluminum Company*	968	34,548
Coeur D’Alene Mines Corp.*	3,430	16,498
Commercial Metals Co.	2,348	60,344
Cytec Industries, Inc.	966	51,836
Dow Chemical Co.	2,854	111,392
Glatfelter	1,881	29,851
Longview Fibre Co.	2,204	42,074
Lubrizol Corp.	1,318	52,522
Oregon Steel Mills, Inc.*	875	44,328
Phelps Dodge Corp.	2,167	178,041
Vulcan Materials Co.	1,063	82,914
		704,348
CONSUMER, CYCLICAL (4.7%)
AAR Corp*	1,823	40,525
Aaron Rents, Inc	1,174	31,557
Aeropostale, Inc.*	1,704	49,229
Audiovox Corp. Cl A*	7,793	106,452
Belo Corporation	3,120	48,672
Best Buy Co., Inc.	1,196	65,589
CROCS, Inc.*	550	13,833
CSK Auto Corp*	2,073	24,814
Carnival Corp.	1,941	81,017
Charming Shoppes, Inc.*	1,635	18,377
Coach, Inc.*	1,020	30,498
Comcast Corp. Cl A*	1,115	36,505
Crown Holdings, Inc.*	6,370	99,181
Gamestop Corp.*	2,048	86,016
Gymboree Corp.*	350	12,166
Hartmarx Corp.*	2,860	17,160
Hibbett Sporting Goods, Inc.*	2,370	56,643
Home Depot, Inc.	1,149	41,123
Hot Topic, Inc.*	2,651	30,513
Hudson Highland Group*	1,871	20,188
International Game Technology	1,875	71,138
Jo-Ann Stores, Inc.*	1,960	28,714
Johnson Controls, Inc.	1,201	98,746
Kohl’s Corp.*	2,281	134,853
Landry’s Restaurant, Inc.	3,202	103,905

16

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lithia Motors, Inc. Cl A	763	23,134
Lone Star Steakhouse	2,320	60,854
Modine Manufacturing Co.	1,690	39,478
NIKE, Inc. Cl B	1,171	94,851
Omnicom Group, Inc.	667	59,423
Payless Shoesource, Inc.*	2,908	79,010
Penney (J.C.) Co., Inc.	1,382	93,299
Pinnacle Entertainment, Inc.*	1,783	54,649
Red Robin Gourmet Burgers*	1,124	47,837
Staples, Inc.	4,460	108,467
Starbucks Corp.*	1,925	72,688
Sunopta*	2,212	20,527
Sunterra Corporation*	5,298	54,252
Target Corp.	2,342	114,454
The Bombay Company, Inc.*	10,055	24,333
The Warnaco Group, Inc.*	1,302	24,321
Tupperware Corp.	2,610	51,391
V F Corp.	975	66,222
Wild Oaks Markets, Inc.*	2,430	47,628
Winnebago Industries, Inc.	786	24,397
Wolverine World Wide, Inc.	5,768	134,567
		2,643,196
CONSUMER, NON-CYCLICAL (2.5%)
Alkermes, Inc.*	1,472	27,850
Boston Beer Co., Inc. Cl A*	580	16,878
CVS Corp.	2,645	81,202
Chattem, Inc.*	1,103	33,498
Colgate-Palmolive Co.	1,329	79,607
Conmed Corp.*	1,448	29,974
Flowers Foods, Inc.	930	26,635
Forrester Research Inc*	750	20,985
General Mills, Inc.	881	45,512
Hain Celestial Group Inc.*	500	12,880
Hershey Food Corp.	1,219	67,130
Hologic, Inc.*	1,198	59,133
Longs Drug Stores Corp.	1,437	65,556
PepsiCo, Inc.	2,154	129,326
Proctor & Gamble Co.	4,290	238,524

17

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Safeway, Inc.	3,466	90,116
Serologicals Corp.*	2,161	67,942
Sovran Self-Storage, Inc.	312	15,846
Vector Group, Ltd.	3,730	60,613
Wal-Mart Stores, Inc.	2,758	132,853
Walter Industries, Inc.	698	40,240
Watson Wyatt Worldwide Inc	750	26,355
Whole Foods Market, Inc.	1,040	67,226
		1,435,881
ENERGY (3.3%)
CNX Gas Corp.*	3,200	96,000
Denbury Resources, Inc.*	1,685	53,364
Devon Energy Corp.	489	29,540
Ellora Energy, Inc.	3,000	36,000
Exxon Mobil Corp.	8,738	536,076
Halliburton Co.	2,460	182,557
Helix Energy Solutions Group*	1,966	79,348
Holly Corp.	2,932	141,322
NS Group, Inc.*	631	34,755
Range Resources Corp.	6,061	164,799
Schlumberger, Ltd.	1,896	123,449
Todco Cl A	374	15,278
Transocean, Inc.*	1,785	143,371
Unisource Energy Corp.	1,908	59,434
Valero Energy Corp.	1,766	117,474
Whittier Energy*	9,100	76,713
		1,889,480
FINANCIAL (9.2%)
Acadia Realty Trust	1,237	29,255
Allstate Corp.	1,587	86,857
American Home Mortgage Inves	872	32,142
American Int’l. Group, Inc.	2,193	129,497
AmericanWest Bancorp	1,163	26,342
Argonaut Group, Inc.*	1,003	30,130
Assured Guaranty Co.*	2,650	67,231
Asta Funding Inc.	390	14,606
Bank Mutual Corp.	4,811	58,790
Bank of America Corp.	7,061	339,634

18

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
BankAtlantic Bancorp, Inc. Cl A	4,156	61,675
Banner Corporation	922	35,534
Bear Stearns Cos., Inc.	1,328	186,026
Boykin Lodging Company*	909	9,899
Brookline Bankcorp	4,998	68,822
Capital Lease Funding, Inc.	1,020	11,638
Capital One Financial Corp.	1,783	152,357
Ceres Group, Inc.*	4,830	30,043
Choice Hotels Intl., Inc.	1,419	85,991
Citigroup, Inc.	8,138	392,577
Columbia Banking System	1,172	43,809
Conseco, Inc.*	2,413	55,740
Equity Inns, Inc.	4,252	70,413
Euronet Worldwide*	760	29,161
First Financial Holdings, Inc.	795	25,440
First Niagara Financial Grp.	4,394	61,604
First State Bank Corporation	3,447	81,970
Friedman, Billings, Ramsey Grp.	1,590	17,442
Getty Realty Corp.	801	22,780
Goldman Sachs Group, Inc.	753	113,274
Hartford Financial Svc Gp, Inc.	1,226	103,720
Highwoods Properties, Inc.	1,416	51,231
Home Bancshares, Inc.*	200	4,540
IShares S&P MIDCAP 400	813	59,512
Iberia Bank Corp.	216	12,429
JER Investors Trust, Inc.	1,896	29,483
Jackson Hewitt Tax Service	1,084	33,983
Jefferies Group	724	21,452
KNBT Bancorp, Inc.	3,474	57,390
Knight Capital Group, Inc.*	1,399	21,307
La Salle Hotel Properties	1,309	60,607
LandAmerica Financial Group	1,086	70,156
Lazard, Ltd. Cl A*	1,328	53,651
Legg Mason, Inc.	590	58,717
MAF Bancorp	1,583	67,816
Medical Properties Trust Inc	5,522	60,963
Merrill Lynch & Co., Inc.	3,195	222,244
MetLife, Inc.	2,424	124,133

19

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Mid-America Apt. Communities	789	43,987
MoneyGram International, Inc.	1,445	49,058
Morgan Stanley	1,345	85,017
NASDAQ Stock Market, Inc.*	723	21,618
National Financial Partners	919	40,721
NewAlliance Bankshare	4,596	65,769
PHH Corp.*	3,510	96,665
Pennsylvania REIT	766	30,923
Phoenix Companies, Inc.	3,470	48,858
PrivateBancorp, Inc.	1,351	55,945
Prologis Trust	1,107	57,697
Provident Financial Services	3,704	66,487
Safeco Corp.	1,695	95,513
Santander Bancorp	1,431	33,958
Sterling Financial Corp.	1,964	59,922
Stewart Information Services	589	21,387
Sws Group, Inc.	1,700	41,004
Taberna Realty Fin. Trust	6,100	91,500
Texas Regional Bancshares	1,837	69,659
Tower Group, Inc.	2,108	63,767
Vintage Wine Trust, Inc.	6,160	55,440
Wachovia Corp.	3,789	204,909
Wells Fargo & Company	4,491	301,256
		5,185,073
HEALTHCARE (3.7%)
Abbott Laboratories	2,601	113,430
Adolor Corporation*	1,061	26,536
Advanced Medical Optics, Inc.*	1,356	68,654
Aetna, Inc.	3,379	134,923
Allscripts Healthcare Solution	1,550	27,203
Amgen, Inc.*	2,098	136,853
Amylin Pharmaceuticals, Inc.*	926	45,717
Arthrocare Corp.*	452	18,989
Boston Scientific Corp.*	2,720	45,805
CV Therapeutics, Inc.*	1,427	19,935
Caliper Life Sciences, Inc.*	3,548	17,705
Caremark Rx, Inc.	1,107	55,206
Conceptus, Inc.*	3,548	48,395

20

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
DJ Orthopedics, Inc.*	1,445	53,219
Digene Corp.*	1,687	65,354
Enzon, Inc.*	5,587	42,126
Genesis HealthCare Corp.*	636	30,127
Genzyme Corp. (Genl. Div)*	747	45,604
HCA, Inc.	1,093	47,163
Human Genome Sciences, Inc.*	2,843	30,420
Humana, Inc.*	685	36,785
Inverness Medical Innovations*	800	22,584
Johnson & Johnson	3,988	238,961
KOS Pharmaceuticals Inc Com*	525	19,751
Keryx Biopharmaceuticals, Inc.	813	11,545
Kyphon, Inc.*	677	25,970
Medimmune, Inc.*	543	14,715
Myogen, Inc.*	824	23,896
Nuvasive, Inc.*	993	18,102
OSI Pharmaceuticals, Inc.*	131	5
PSS World Medical Inc.*	1,050	18,533
Pfizer, Inc.	7,921	185,906
Psychiatric Solutions*	1,328	38,060
Senomyx, Inc.*	813	11,732
St. Jude Medical, Inc.*	879	28,497
Steris Corp.	984	22,494
Theravance, Inc.*	1,112	25,443
Thoratec Corp.*	993	13,773
United Surgical Partners, Inc.	1,169	35,152
Valeant Pharmaceuticals	1,028	17,394
Ventana Medical Systems, Inc.*	1,257	59,305
Viasys Healthcare, Inc.*	1,458	37,325
Wyeth	2,900	128,789
		2,108,081
INDUSTRIAL (5.9%)
Actuant Corp. Cl A	993	49,600
Acuity Brands, Inc.	723	28,132
Agnico-Eagle Mines, Ltd.	3,540	117,103
Allis-Chalmers Corp*	1,535	20,861
Apogee Enterprises, Inc.	4,792	70,442
Aspect Medical Systems, Inc.*	1,148	20,021

21

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Baker (Michael) Corp.*	791	17,165
Benchmark Electronics*	2,704	65,220
Boeing Co.	1,404	115,002
Bronco Drilling Co., Inc.*	750	15,668
Bucyrus International , Inc.	575	29,038
Champion Enterprises, Inc.*	9,355	103,279
Conexant Systems, Inc.*	6,476	16,190
Curtis Wright Corp. Cl B	894	27,607
Cymer, Inc.*	920	42,743
Diagnostic Products Corp.	452	26,293
Eagle Materials, Inc.	298	14,155
EastGroup Properties, Inc.	343	15,929
Eclipsys Corp.*	1,399	25,406
Electro Scientific Inds Inc.*	700	12,593
FLIR Systems Inc.*	1,375	30,333
Felcor Lodging Trust, Inc.	600	13,044
Filenet Corp.*	632	17,020
Frozen Foods Express Ind.*	2,925	32,234
Gardner Denver Machinery*	1,108	42,658
General Cable Corp.*	1,737	60,795
General Electric Co.	10,582	348,783
Genesee & Wyoming, Inc. Cl A*	1,834	65,052
Genlyte Group, Inc.*	373	27,016
Google, Inc.*	189	79,253
Granite Construction	677	30,648
Greenbrier Companies, Inc.	1,240	40,598
HUB Group, Inc. Cl A*	2,428	59,559
Harmonic, Inc.*	3,250	14,560
Healthcare Services Group	1,236	25,894
Hydril Company*	820	64,386
ICO, Inc.*	4,119	20,265
ITT Industries, Inc.	2,294	113,553
Kennametal, Inc.	642	39,965
Kirby Corp.*	604	23,858
Komag, Inc.*	700	32,326
Labor Ready, Inc.*	1,001	22,673
Lincoln Electric Holdings	1,260	78,939
Littelfuse, Inc.*	957	32,902

22

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Lockheed Martin Corp.	1,409	101,082
Miller (Herman), Inc.	550	14,174
Moog, Inc. Cl A*	903	30,901
Northrop Grumman Corp	916	58,679
RTI International Metals Inc*	200	11,168
RailAmerica, Inc.*	9,540	99,788
Regal-Beloit Corp.	966	42,649
Shaw Group, Inc.*	2,291	63,690
Siligan Holdings, Inc.	1,836	67,950
Simpson Manufacturing Co., Inc	384	13,843
Starwood Hotels & Resort World	1,402	84,597
Texas Industries, Inc.	1,145	60,800
Trinity Industries	413	16,685
Tyco International, Ltd.	3,242	89,155
United Parcel Service Cl B	1,273	104,806
United Technologies Corp.	2,931	185,884
Universal Forest Products	1,284	80,545
Waste Connections Inc.*	873	31,777
Werner Enterprises, Inc.	1,625	32,939
Wright Express Corp*	725	20,837
		3,360,710
TECHNOLOGY (5.8%)
Activision, Inc.*	2,618	29,793
Adtran, Inc.	903	20,254
Akami Technologies*	1,377	49,834
Altiris, Inc.*	1,084	19,555
Anixter International, Inc.	1,368	64,925
Ansys, Inc.*	587	28,070
Apple Computer, Inc.*	998	57,006
Arris Group, Inc.*	2,934	38,494
Aspen Technology, Inc.*	2,798	36,710
Automatic Data Processing	1,239	56,189
BearingPoint, Inc.*	1,717	14,371
Broadcom Corp. Cl A*	848	25,482
Checkpoint Systems*	891	19,789
Cisco Systems, Inc.*	5,036	98,353
CommScope, Inc.*	2,400	75,408
Computer Programs & Systems	723	28,891

23

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Corning, Inc.*	4,317	104,428
Dell, Inc.*	2,314	56,485
Digital Insight Corporation*	813	27,878
Digitas*	2,056	23,891
Dot Hill Systems*	5,780	19,768
EMC Corp.*	6,591	72,303
Electronics For Imaging, Inc.*	1,572	32,823
Entegris, Inc*	1,264	12,046
Fairchild Semiconductor Intl.*	1,699	30,871
Freescale Semiconductor A*	1,862	54,743
Global Imaging Systems., Inc.*	934	38,556
Hewlett-Packard Co.	3,662	116,012
IBM Corp.	1,321	101,479
Imation Corp.	881	36,165
Informatica Corp.*	1,580	20,793
Integrated Device Tech., Inc.*	1,717	24,347
Intel Corp.	5,084	96,342
Lecroy Corp.*	2,990	42,907
Marlin Business Services*	672	15,160
Maxim Integrated Products, Inc	1,053	33,812
Medics Pharmaceutical Corp.	3,638	87,312
Microsemi Corp.*	2,877	70,141
Microsoft Corp.	12,829	298,916
Motorola, Inc.	3,024	60,934
Netlogic Microsystems, Inc.*	1,150	37,088
Neustar, Inc. Cl A*	813	27,439
Open Text Corp*	2,836	40,952
Oracle Corp.*	7,471	108,255
Palm, Inc.*	1,114	17,935
Parametric Technology Corp.*	2,283	29,017
Perot Systems Corp. Cl A*	1,772	25,659
Powerwave Technologies, Inc.*	5,360	48,883
Qualcomm, Inc.	2,372	95,046
Red Hat, Inc.*	2,528	59,155
Rogers Corp.*	1,392	78,425
SPSS, Inc.*	1,188	38,182
Silicon Laboratories, Inc.*	700	24,605
Sonosite, Inc.*	1,075	41,968

24

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Syniverse Holdings, Inc.*	1,296	19,051
Tech Data Corp.*	1,110	42,524
Technitrol, Inc.	2,083	48,221
Texas Instruments, Inc.	1,863	56,430
Tibco Software, Inc.*	4,062	28,637
ValueClick, Inc.*	2,573	39,496
Varian Semiconductor Equip.*	1,580	51,524
Viasat, Inc.*	2,462	63,224
Wabtech	2,290	85,646
Website Pros, Inc.*	1,490	15,332
aQuantive, Inc.*	1,140	28,877
		3,292,807
TELECOMMUNICATIONS (0.8%)
AT&T	4,330	120,764
CT Communications, Inc.	1,317	30,120
Cincinnati Bell, Inc.*	5,434	22,279
Sprint Nextel Corp.	5,534	110,625
Valor Communications Group	2,989	34,224
Verizon Communications	3,754	125,721
		443,733
UTILITIES (1.3%)
Avista Corp.	1,290	29,450
Constellation Energy Group	990	53,974
Dominion Resources, Inc.	1,234	92,290
Exelon Corp.	3,122	177,422
FirstEnergy Corp.	1,256	68,087
Northwestern Corp.	1,518	52,142
PNM Resources, Inc.	3,061	76,402
Sempra Energy	1,817	82,636
Sierra Pacific Resources*	4,569	60,858
Westar Energy, Inc.	2,243	49,346
		742,607

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $19,986,277 ) 38.4%		21,805,916

* Non-income producing security.

25

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.1%)
Quanta Capital Holdings	1,660	30,959

TOTAL PREFERRED STOCKS (Cost: $41,500) 0.1%		30,959

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	60,000	60,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				60,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan Bank	4.90	07/03/06	800,000	799,782

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,782) 1.4%				799,782

TEMPORARY CASH INVESTMENTS ** (Cost: $10,800) 0.0% (a)				10,800

TOTAL ACTIVE ASSETS (Cost: $20,898,359) 40.0%				22,707,457

TOTAL INVESTMENTS (Cost: $53,501,202) 99.9%				$56,670,145

OTHER NET ASSETS 0.1%				$48,156

NET ASSETS 100.0%				$56,718,301

(a)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund.  The annual rate of interest  earned on this temporary cash investment at June 30, 2006 was 4.86%.

26

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.	1,199	76,640
Alcoa, Inc.	4,654	150,603
Allegheny Technologies, Inc.	467	32,335
Ball Corp.	560	20,742
Bemis Co.	561	17,178
Dow Chemical Co.	5,144	200,770
Du Pont EI de Nemours	4,927	204,963
Eastman Chemical Co.	437	23,598
Ecolab, Inc.	975	39,566
Freeport-McMoran Copper Cl B	1,008	55,853
Hercules, Inc.*	608	9,278
International Paper Co.	2,636	85,143
Intl. Flavors & Fragrances	421	14,836
Louisiana-Pacific Corp.	568	12,439
MeadWestvaco Corp.	969	27,064
Monsanto Co.	1,447	121,823
Newmont Mining Corp. Hldg. Co.	2,401	127,085
Nucor Corp.	1,667	90,435
PPG Industries, Inc.	886	58,476
Pactiv Corp.*	755	18,686
Phelps Dodge Corp.	1,090	89,554
Praxair, Inc.	1,728	93,312
Rohm & Haas Co.	777	38,943
Sealed Air Corp.	433	22,551
Sigma-Aldrich Corp.	357	25,932
Temple-Inland, Inc.	591	25,336
United States Steel Group	640	44,877
Vulcan Materials Co.	534	41,652
Weyerhaeuser Co.	1,317	81,983
		1,851,653
CONSUMER, CYCLICAL (9.5%)
Amazon.com, Inc.*	1,654	63,977
AutoZone, Inc.*	286	25,225
Autonation, Inc.*	793	17,002
Bed Bath & Beyond, Inc.*	1,509	50,054
Best Buy Co., Inc.	2,153	118,071
Big Lots, Inc.*	610	10,419
Black & Decker Corp.	406	34,291

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	506	16,825
Carnival Corp.	2,323	96,962
Centex Corp.	649	32,645
Circuit City Group, Inc.	805	21,912
Clear Channel Communications*	2,692	83,317
Coach, Inc.*	2,059	61,564
Comcast Corp. Cl A*	11,300	369,962
Cooper Tire & Rubber Co.	331	3,687
D.R. Horton, Inc.	1,455	34,658
Darden Restaurants, Inc.	690	27,186
Dillard’s, Inc. Cl A	327	10,415
Disney (Walt) Co.	11,739	352,170
Dollar General Corp.	1,667	23,305
Dow Jones & Co.	312	10,923
EW Scripps Co. Cl A	455	19,629
Eastman Kodak Co.	1,532	36,431
Family Dollar Stores, Inc.	828	20,228
Federated Dept Stores	2,959	108,299
Ford Motor Co.	10,033	69,529
Fortune Brands, Inc.	784	55,672
Gannett Co., Inc.	1,274	71,255
Gap, Inc.	2,942	51,191
General Motors Corp.	3,025	90,115
Genuine Parts Co.	922	38,411
Goodyear Tire & Rubber Co.*	948	10,523
Harley-Davidson, Inc.	1,437	78,877
Harman Intl. Inds	358	30,562
Harrah’s Entertainment, Inc.	988	70,326
Hasbro, Inc.	921	16,679
Hilton Hotels Corp.	1,769	50,027
Home Depot, Inc.	11,055	395,658
International Game Technology	1,814	68,823
Interpublic Grp. of Cos., Inc.	2,333	19,481
Johnson Controls, Inc.	1,043	85,755
Jones Apparel Group, Inc.	602	19,138
KB Home	403	18,478
Kohl’s Corp.*	1,821	107,658
Leggett & Platt	977	24,405

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lennar Corp.	746	33,100
Limited Brands, Inc.	1,835	46,958
Liz Claiborne, Inc.	563	20,865
Lowe’s Companies, Inc.	4,149	251,720
Marriott International, Inc.	1,748	66,634
Mattel, Inc.	2,083	34,390
McDonald’s Corp.	6,664	223,910
McGraw-Hill Cos., Inc.	1,914	96,140
Meredith Corp.	222	10,998
NIKE, Inc. Cl B	1,011	81,891
New York Times Co. Cl A	775	19,019
Newell Rubbermaid, Inc.	1,480	38,228
News Corp, Inc.	12,652	242,665
Nordstrom, Inc.	1,152	42,048
Office Depot, Inc.*	1,539	58,482
OfficeMax, Inc.	378	15,404
Omnicom Group, Inc.	912	81,250
Penney (J.C.) Co., Inc.	1,256	84,793
Pulte Homes, Inc.	1,137	32,734
RadioShack Corp.	724	10,136
Sears Holding Corp.*	519	80,601
Sherwin-Williams Co.	596	28,298
Snap-On, Inc.	311	12,571
Stanley Works	378	17,849
Staples, Inc.	3,892	94,653
Starbucks Corp.*	4,105	155,005
TJX Companies, Inc.	2,447	55,938
Target Corp.	4,618	225,682
Tiffany & Co.	754	24,897
Time Warner, Inc.	22,902	396,205
Tribune Co.	1,179	38,235
Univision Communications, Inc.	1,193	39,966
V F Corp.	473	32,126
Wendy’s International, Inc.	624	36,373
Whirlpool Corp.	417	34,465
Yum! Brands, Inc.	1,455	73,143
eBay, Inc.*	6,184	181,129
		6,040,221

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (9.8%)
Alberto-Culver Co. Cl A*	407	19,829
Altria Group, Inc.	11,168	820,066
Anheuser-Busch Cos., Inc.	4,133	188,423
Archer-Daniels-Midland Co.	3,500	144,480
Avon Products, Inc.	2,408	74,648
Brown-Forman Corp. Cl B	445	31,902
CVS Corp.	4,377	134,374
Campbell Soup Co.	991	36,776
Clorox Co.	807	49,203
Coca-Cola Co.	10,962	471,585
Coca-Cola Enterprises	1,623	33,061
Colgate-Palmolive Co.	2,751	164,785
ConAgra Foods, Inc.	2,778	61,422
Constellation Brands, Inc. Cl A	1,064	26,600
Costco Wholesale Corp.	2,522	144,082
Dean Foods Co.*	727	27,037
Estee Lauder Co. Cl A	640	24,749
FNMA	5,177	249,014
General Mills, Inc.	1,904	98,361
Heinz (H.J.) Co.	1,792	73,866
Hershey Food Corp.	950	52,317
Kellogg Co.	1,304	63,153
Kimberly Clark Corp.	2,457	151,597
Kroger Co.	3,868	84,554
McCormick & Co., Inc.	709	23,787
Molson Coors Brewing Co.	308	20,907
Pepsi Bottling Group, Inc.	721	23,173
PepsiCo, Inc.	8,838	530,634
Proctor & Gamble Co.	17,551	975,836
RJ Reynolds Tobacco Hldgs.	458	52,807
Safeway, Inc.	2,407	62,582
Sara Lee Corp.	4,066	65,137
Supervalu, Inc.	1,094	33,586
Sysco Corp.	3,308	101,092
Tyson Foods, Inc.	1,343	19,957
UST, Inc.	863	38,999

4

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wal-Mart Stores, Inc.	13,373	644,177
Walgreen Co.	5,403	242,271
Whole Foods Market, Inc.	749	48,415
Wrigley (Wm.) Jr. Co.	1,188	53,888
		6,163,132
ENERGY (9.9%)
Anadarko Petroleum	2,452	116,936
Apache Corp.	1,767	120,598
Ashland, Inc.	381	25,413
BJ Services Co.	1,720	64,087
Baker Hughes, Inc.	1,823	149,213
Chesapeake Energy Corp.	2,191	66,278
ChevronTexaco Corp.	11,855	735,721
ConocoPhillips	8,828	578,499
Consol Energy, Inc.	924	43,169
Devon Energy Corp.	2,353	142,145
EOG Resources, Inc.	1,293	89,657
El Paso Corp.	3,721	55,815
Exxon Mobil Corp.	32,359	1,985,225
HESS Corp.	1,290	68,177
Halliburton Co.	2,761	204,894
Kerr-McGee Corp.	1,214	84,191
Kinder Morgan, Inc.	558	55,739
Marathon Oil Corp.	1,938	161,435
Murphy Oil Corp.	888	49,604
Nabors Industries, Ltd.*	1,660	56,091
National-Oilwell, Inc.*	932	59,014
Noble Corporation*	737	54,848
Occidental Petroleum	2,291	234,942
Rowan Cos., Inc.	590	20,998
Schlumberger, Ltd.	6,310	410,844
Sunoco, Inc.	709	49,127
Transocean, Inc.*	1,737	139,516
Valero Energy Corp.	3,292	218,984
Weatherford Int’l., Ltd.*	1,865	92,541
Williams Cos., Inc.	3,183	74,355
XTO Energy, Inc.	1,948	86,238
		6,294,294

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (20.4%)
Ace, Ltd.*	1,739	87,976
Aflac, Inc.	2,667	123,615
Allstate Corp.	3,398	185,973
AmSouth Bancorporation	1,851	48,959
Ambac Financial Group, Inc.	563	45,659
American Express Co.	6,599	351,199
American Int’l. Group, Inc.	13,892	820,323
Ameriprise Financial, Inc.	1,307	58,384
Aon Corp.	1,704	59,333
Apartment Investment & Mgmt.Co	520	22,594
Archstone-Smith Trust	1,143	58,144
BB & T Corp.	2,942	122,358
Bank of America Corp.	24,407	1,173,977
Bank of New York Co., Inc.	4,128	132,922
Bear Stearns Cos., Inc.	645	90,352
Boston Properties	488	44,115
CIT Group, Inc.	1,068	55,846
Capital One Financial Corp.	1,621	138,514
Charles Schwab Corp.	5,518	88,178
Chubb Corp.	2,219	110,728
Cincinnati Financial Corp.	926	43,531
Citigroup, Inc.	26,588	1,282,605
Comerica, Inc.	868	45,127
Commerce Bancorp (N.J.)	985	35,135
Compass Bancshares, Inc.	691	38,420
Countrywide Financial Corp.	3,250	123,760
E*Trade Financial Corp.*	2,281	52,052
Equity Office Properties	1,958	71,487
Equity Residential	1,558	69,689
Federated Investors, Inc.	449	14,144
Fifth Third Bancorp	2,976	109,963
First Tennessee Natl. Bank	663	26,653
Franklin Resources, Inc.	820	71,184
FHLMC	3,696	210,709
Genworth Financial, Inc.	1,951	67,973
Golden West Financial Corp.	1,366	101,357
Goldman Sachs Group, Inc.	2,311	347,644
Hartford Financial Svc Gp,Inc.	1,621	137,137

6

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Huntington Bancshares, Inc.	1,312	30,937
J.P. Morgan Chase & Co.	18,581	780,402
Janus Capital Group	1,132	20,263
KeyCorp.	2,162	77,140
Kimco Realty Corp.	1,132	41,307
Legg Mason, Inc.	706	70,261
Lehman Brothers Hlds.	2,864	186,590
Lincoln National Corp.	1,536	86,692
Loews Corp.	2,172	76,997
M & T Bank Corp.	422	49,762
MBIA, Inc.	721	42,215
MGIC Investment Corp.	466	30,290
Marsh & McLennan Cos., Inc.	2,939	79,030
Marshall & Ilsley Corp.	1,205	55,117
Mellon Financial Corp.	2,214	76,228
Merrill Lynch & Co., Inc.	4,942	343,766
MetLife, Inc.	4,057	207,759
Moody’s Corp.	1,306	71,125
Morgan Stanley	5,729	362,130
National City Corp.	2,901	104,987
North Fork Bancorp, Inc.	2,488	75,113
Northern Trust Corp.	991	54,802
PNC Financial Services Group	1,583	111,079
Plum Creek Timber Co.	986	35,003
Principal Financial Group Inc.	1,482	82,473
Progressive Corp. of Ohio	4,188	107,673
Prologis Trust	1,310	68,277
Prudential Financial, Inc.	2,631	204,429
Public Storage, Inc.	443	33,624
Regions Financial Corp.	2,439	80,780
SLM Corporation	2,197	116,265
Safeco Corp.	638	35,951
Simon Property Group	980	81,281
Sovereign Bancorp, Inc.	2,013	40,881
St. Paul Travelers Co., Inc.	3,724	165,979
State Street Corp.	1,775	103,110
Suntrust Banks, Inc.	1,945	148,326
Synovus Financial Corp.	1,726	46,222

7

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
T. Rowe Price Group, Inc.	1,420	53,690
Torchmark Corp.	537	32,607
UNUM Provident Corp.	1,601	29,026
US Bancorp	9,520	293,978
Vornado Realty Trust	636	62,042
Wachovia Corp.	8,603	465,250
Washington Mutual, Inc.	5,138	234,190
Wells Fargo & Company	8,985	602,714
XL Capital Limited*	964	59,093
Zions Bancorporation	568	44,270
		12,928,845
HEALTHCARE (11.8%)
Abbott Laboratories	8,163	355,988
Aetna, Inc.	3,033	121,108
Allergan, Inc.	816	87,524
Amerisource Bergen Corp.	1,123	47,076
Amgen, Inc.*	6,307	411,406
Applera Corp.-Applied Biosys	990	32,027
Bard (C.R.), Inc.	558	40,879
Barr Pharmaceuticals, Inc.*	570	27,183
Bausch & Lomb, Inc.	288	14,124
Baxter International, Inc.	3,502	128,734
Becton Dickinson & Co.	1,323	80,875
Biogen Idec, Inc.*	1,839	85,201
Biomet, Inc.	1,316	41,178
Boston Scientific Corp.*	6,499	109,443
Bristol-Myers Squibb Co.	10,517	271,970
CIGNA Corp.	645	63,539
Cardinal Health, Inc.	2,234	143,713
Caremark Rx, Inc.	2,366	117,992
Coventry Health Care*	862	47,358
Express Scripts, Inc.*	786	56,388
Forest Laboratories, Inc.*	1,743	67,437
Genzyme Corp. (Genl. Div)*	1,392	84,982
Gilead Sciences, Inc.*	2,434	143,995
HCA, Inc.	2,182	94,153
Health Management Associates	1,288	25,386
Hospira, Inc.*	835	35,855

8

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Humana, Inc.*	881	47,310
IMS Health, Inc.	1,068	28,676
Johnson & Johnson	15,837	948,953
King Pharmaceuticals, Inc.*	1,291	21,947
Laboratory Corp. of America*	668	41,570
Lilly (Eli) & Co.	6,044	334,052
Manor Care, Inc.	419	19,659
McKesson Corp.	1,627	76,925
Medco Health Solutions*	1,613	92,393
Medimmune, Inc.*	1,330	36,043
Medtronic, Inc.	6,456	302,916
Merck & Co., Inc.	11,673	425,247
Millipore Corp.*	284	17,889
Mylan Laboratories, Inc.	1,124	22,480
Patterson Cos., Inc.*	742	25,918
PerkinElmer, Inc.	677	14,149
Pfizer, Inc.	39,190	919,789
Quest Diagnostics, Inc.	868	52,011
Schering-Plough Corp.	7,921	150,737
St. Jude Medical, Inc.*	1,931	62,603
Stryker Corp.	1,564	65,860
Tenet Healthcare Corp.*	2,517	17,569
Thermo Electron Corp.*	875	31,710
UnitedHealth Group, Inc.	7,204	322,595
Waters Corp.*	557	24,731
Watson Pharmaceuticals, Inc.*	546	12,711
WellPoint Inc*	3,409	248,073
Wyeth	7,199	319,708
Zimmer Holdings, Inc.*	1,327	75,267
		7,495,005
INDUSTRIAL (12.8%)
3M Company	4,032	325,665
Allied Waste Industries*	1,294	14,700
American Power Conversion	907	17,677
American Standard Cos.	946	40,933
Apollo Group, Inc. Cl A*	750	38,753
Avery Dennison Corp.	585	33,965
Block (H. & R.), Inc.	1,756	41,898

9

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Boeing Co.	4,276	350,247
Burlington North Santa Fe	1,950	154,538
CBS Corp - Cl B	4,132	111,771
CSX Corp.	1,185	83,471
Caterpillar, Inc.	3,577	266,415
Cendant Corp.	5,350	87,152
Cintas Corp.	737	29,303
Cooper Industries, Ltd.*	490	45,531
Cummins, Inc.	246	30,074
Danaher Corp.	1,259	80,979
Deere & Co.	1,255	104,780
Donnelley R.R. &Sons	1,154	36,870
Dover Corp.	1,090	53,879
Eaton Corp.	803	60,546
Emerson Electric Co.	2,195	183,963
Equifax, Inc.	690	23,695
FedEx Corp.	1,632	190,716
Fisher Scientific Intl.*	664	48,505
Fluor Corp.	468	43,491
General Dynamics Corp.	2,159	141,328
General Electric Co.	55,615	1,833,070
Goodrich Corporation	663	26,712
Google, Inc.*	1,102	462,102
Grainger (W.W.), Inc.	408	30,694
Honeywell International, Inc.	4,429	178,489
ITT Industries, Inc.	989	48,956
Illinois Tool Works, Inc.	2,215	105,213
Ingersoll Rand Co.*	1,760	75,293
L-3 Communications Hldgs., Inc	652	49,174
Lockheed Martin Corp.	1,894	135,876
Masco Corp.	2,124	62,955
Monster Worldwide, Inc.*	687	29,307
Navistar International Corp.*	327	8,047
Norfolk Southern	2,218	118,042
Northrop Grumman Corp	1,839	117,806
PACCAR, Inc.	892	73,483
Pall Corp.	668	18,704
Parker Hannifin Corp.	644	49,974

10

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Pitney Bowes, Inc.	1,187	49,023
Raytheon Co.	2,386	106,344
Robert Half Intl., Inc.	919	38,598
Rockwell Automation, Inc.	951	68,482
Rockwell Collins	917	51,233
Ryder System, Inc.	326	19,048
Southwest Airlines Co.	3,775	61,797
Starwood Hotels & Resort World	1,162	70,115
Textron, Inc.	700	64,526
Tyco International, Ltd.	10,893	299,558
Union Pacific Corp.	1,438	133,676
United Parcel Service Cl B	5,801	477,596
United Technologies Corp.	5,410	343,102
Verisign, Inc.*	1,311	30,376
Viacom Inc. - Class B.*	3,856	138,199
Waste MGT Inc.	2,916	104,626
		8,121,041
TECHNOLOGY (13.4%)
ADC Telecommunications, Inc.*	627	10,571
Adobe Systems, Inc.*	3,202	97,213
Advanced Micro Devices, Inc.*	2,589	63,223
Affiliated Computer Svcs.*	634	32,721
Agilent Technologies, Inc.*	2,277	71,862
Altera Corp.*	1,924	33,766
Analog Devices, Inc.	1,932	62,094
Andrew Corp.*	850	7,531
Apple Computer, Inc.*	4,549	259,839
Applied Materials, Inc.	8,364	136,166
Autodesk, Inc.*	1,239	42,696
Automatic Data Processing	3,083	139,814
Avaya, Inc.*	2,198	25,101
BMC Software, Inc.*	1,134	27,103
Broadcom Corp. Cl A*	2,450	73,623
CA Inc.	2,437	50,080
Ciena Corp.*	3,143	15,118
Cisco Systems, Inc.*	32,650	637,655

11

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Citrix Systems, Inc.*	974	39,096
Computer Sciences Corp.*	1,005	48,682
Compuware Corp.*	2,018	13,521
Comverse Technology, Inc.*	1,077	21,292
Convergys Corp.*	749	14,606
Corning, Inc.*	8,330	201,503
Dell, Inc.*	12,149	296,557
EMC Corp.*	12,647	138,738
Electronic Arts, Inc.*	1,637	70,456
Electronic Data Systems Corp.	2,773	66,718
Embarq Corp.*	797	32,669
First Data Corp.	4,095	184,439
Fiserv, Inc.*	940	42,638
Freescale Semiconductor A*	2,170	63,798
Gateway, Inc.*	1,413	2,685
Hewlett-Packard Co.	14,920	472,666
IBM Corp.	8,292	636,991
Intel Corp.	31,112	589,572
Intuit, Inc.*	914	55,196
JDS Uniphase Corp.*	9,011	22,798
Jabil Circuit, Inc.	952	24,371
Juniper Networks Inc.*	3,026	48,386
KLA Tencor Corp.	1,064	44,230
LSI Logic Corp.*	2,122	18,992
Lexmark Int’l, Inc.*	563	31,432
Linear Technology Corp.	1,625	54,421
Lucent Technologies*	23,960	57,983
Maxim Integrated Products, Inc.	1,715	55,069
Micron Technology, Inc.*	3,616	54,457
Microsoft Corp.	46,922	1,093,268
Molex, Inc. Cl A	759	25,480
Motorola, Inc.	13,210	266,182
NCR Corp.*	971	35,577
NVIDIA Corporation*	1,885	40,132
National Semiconductor Corp.	1,806	43,073
Network Appliance, Inc.*	2,001	70,635
Novell, Inc.*	1,813	12,020
Novellus Systems, Inc.*	681	16,821

12

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Oracle Corp.*	20,828	301,798
PMC Sierra, Inc.*	1,104	10,378
Parametric Technology Corp.*	592	7,524
Paychex, Inc.	1,787	69,657
QLogic Corp.*	862	14,861
Qualcomm, Inc.	8,965	359,228
Sabre Group Holdings, Inc.	710	15,620
Sandisk Corp.*	1,045	53,274
Sanmina Corp.*	2,850	13,110
Solectron Corp.*	4,891	16,727
Sun Microsystems, Inc.*	18,707	77,634
Symantec Corp.*	5,536	86,029
Symbol Technologies, Inc.	1,357	14,642
Tektronix, Inc.	447	13,151
Tellabs, Inc.*	2,401	31,957
Teradyne, Inc.*	1,056	14,710
Texas Instruments, Inc.	8,333	252,407
Unisys Corp.*	1,835	11,524
Xerox Corp.*	4,911	68,312
Xilinx, Inc.	1,838	41,631
Yahoo!, Inc.*	6,706	221,298
		8,488,798
TELECOMMUNICATIONS (3.2%)
AT&T	20,794	579,945
Alltel Corp.	2,081	132,830
BellSouth Corp.	9,674	350,199
CenturyTel, Inc.	621	23,070
Citizens Communications Co.	1,738	22,681
Qwest Communications Intl.*	8,372	67,729
Sprint Nextel Corp.	15,933	318,501
Verizon Communications	15,603	522,544
		2,017,499
UTILITIES (3.3%)
AES Corp.*	3,521	64,962
Allegheny Energy, Inc.*	874	32,399
Ameren Corp.	1,098	55,449
American Electric Power, Inc.	2,107	72,165
CMS Energy Corp.*	1,183	15,308

13

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Centerpoint Energy, Inc.	1,665	20,813
Consolidated Edison, Inc.	1,315	58,439
Constellation Energy Group	957	52,176
DTE Energy Co.	951	38,744
Dominion Resources, Inc.	1,859	139,035
Duke Energy Corp	6,605	193,989
Dynergy, Inc.*	1,974	10,798
Edison International	1,743	67,977
Entergy Corp.	1,112	78,674
Exelon Corp.	3,575	203,167
FPL Group, Inc.	2,162	89,464
FirstEnergy Corp.	1,764	95,626
Keyspan Corporation	936	37,814
NiSource, Inc.	1,454	31,755
Nicor, Inc.	237	9,836
PG & E Corp.	1,857	72,943
PPL Corporation	2,035	65,731
Peoples Energy Corp.	205	7,362
Pinnacle West Capital Corp.	531	21,192
Progress Energy, Inc.	1,353	58,003
Public Svc. Enterprise Group	1,345	88,931
Sempra Energy	1,386	63,035
Southern Co.	3,969	127,206
TXU Corp.	2,473	147,861
Teco Energy, Inc.	1,117	16,688
Xcel Energy, Inc.	2,169	41,601
		2,079,143

TOTAL COMMON STOCKS (Cost: $58,537,176) 97.0%		61,479,631

* Non-income producing security.

14

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.77	09/21/06	200,000	197,761
U.S. Treasury Bill (a)	4.67	08/03/06	100,000	99,569
				297,330
U.S. GOVERNMENT AGENCIES (2.4%)
Federal Home Loan Bank	4.90	07/03/06	1,520,000	1,519,586

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,816,979) 2.9%				1,816,916

TOTAL INVESTMENTS (Cost: $60,354,155) 99.9%				63,296,547

OTHER NET ASSETS 0.1%				75,477

NET ASSETS 100.0%				$63,372,024

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30,  2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
6 S&P 500 Stock Index Futures Contracts	September 2006	$1,919,100	$50,625

Face value of futures purchased and oustanding as a percentage of net assets: 3.0%

15

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.2%)
Airgas, Inc.	3,276	122,031
Albemarle Corp.	1,891	90,541
Arch Coal, Inc.	6,967	295,192
Bowater, Inc.	2,727	62,039
Cabot Corp.	3,090	106,667
Chemtura Corp.	11,707	109,343
Commercial Metals Co.	5,862	150,653
Cytec Industries, Inc.	1,975	105,979
FMC Corp.	1,905	122,663
Ferro Corp.	2,071	33,053
Glatfelter	2,166	34,374
Longview Fibre Co.	2,490	47,534
Lubrizol Corp.	3,331	132,740
Lyondell Chemical Co.	10,001	226,623
Martin Marietta Materials, Inc	2,232	203,447
Minerals Technologies, Inc.	973	50,596
Olin Corp.	3,523	63,167
Packaging Corp of America	2,933	64,585
Peabody Energy Corp.	12,902	719,287
Potlatch Corp	1,882	71,046
RPM International Inc.	5,776	103,968
Scotts Co. Cl A	2,197	92,977
Sensient Technologies Corp.	2,258	47,215
Sonoco Products Co.	4,825	152,711
Steel Dynamics, Inc.	2,111	138,777
Valspar Corp.	4,966	131,152
Worthington Industries, Inc.	3,496	73,241
		3,551,601
CONSUMER, CYCLICAL (12.0%)
99 Cent Only Stores*	2,339	24,466
Abercrombie & Fitch Co. Cl A	4,287	237,628
Advance Auto Parts	5,264	152,130
Aeropostale, Inc.*	2,657	76,761
American Eagle Outfitters	6,421	218,571
American Greetings Corp. Cl A	2,805	58,933

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Ann Taylor Stores Corp.*	3,574	155,040
Applebees Intl., Inc.	3,619	69,557
ArvinMeritor, Inc.	3,433	59,013
Bandag, Inc.	574	21,003
Barnes & Noble, Inc.	2,573	93,915
Beazer Homes USA, Inc.	1,967	90,226
Belo Corporation	4,394	68,546
Blyth, Inc.	1,281	23,647
Bob Evans Farms, Inc.	1,750	52,518
Borders Group, Inc.	3,126	57,706
Borg-Warner, Inc.	2,787	181,434
Boyd Gaming Corp.	2,137	86,249
Brinker International, Inc.	4,132	149,992
CBRL Group, Inc.	1,506	51,084
Callaway Golf Co.	3,171	41,191
CarMax, Inc.*	5,118	181,484
Catalina Marketing Corp.	1,844	52,480
Cheesecake Factory, Inc.*	3,854	103,852
Chico's FAS, Inc.*	8,868	239,259
Claire's Stores, Inc.	4,777	121,861
Dollar Tree Stores*	5,094	134,991
Emmis Communications Cl A*	1,812	28,340
Entercom Communications	1,622	42,432
Foot Locker, Inc.	7,568	185,340
Furniture Brands Intl., Inc.	2,386	49,724
GTECH Holdings Corp.	6,203	215,740
Gamestop Corp.*	2,890	121,380
Gentex Corp.	7,491	104,874
Harte-Hanks, Inc.	2,717	69,664
Hovanian Enterprises, Inc.*	1,744	52,460
International Speedway Corp.	1,715	79,525
Lear Corp.*	3,281	72,871
Lee Enterprises	2,228	60,401
MDC Holdings, Inc.	1,598	82,984
Media General Inc. Cl A	1,176	49,263

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Michaels Stores, Inc.	6,438	265,503
Modine Manufacturing Co.	1,637	38,240
Mohawk Industries, Inc.*	2,605	183,262
O'Reilly Automotive, Inc.*	5,515	172,013
Pacific Sunwear of California*	3,510	62,934
Payless Shoesource, Inc.*	3,282	89,172
PetSmart, Inc.	6,826	174,746
Pier 1 Imports, Inc.	4,243	29,616
Polo Ralph Lauren Corp.	2,965	162,779
Reader's Digest Assn.	4,695	65,542
Regis Corporation	2,225	79,232
Rent-A-Center, Inc.*	3,383	84,101
Ross Stores, Inc.	6,961	195,256
Ruby Tuesday, Inc.	2,876	70,203
Ryland Group, Inc.	2,222	96,813
Saks Incorporated	6,670	107,854
Scholastic Corp.*	1,754	45,551
Thor Industries, Inc.	1,685	81,638
Timberland Company Cl A*	2,584	67,442
Toll Brothers, Inc.*	5,696	145,647
Tupperware Corp.	2,629	51,765
Urban Outfitters, Inc.*	5,394	94,341
Valassis Communication, Inc.*	2,326	54,870
Washington Post Co. Cl B	286	223,083
Westwood One, Inc.	3,120	23,400
Williams-Sonoma, Inc.	5,611	191,055
		6,874,593
CONSUMER, NON-CYCLICAL (1.8%)
BJ's Wholesale Club, Inc.*	3,247	92,052
Church & Dwight	3,150	114,723
Energizer Holdings, Inc.*	3,011	176,354
Hormel Foods Corp.	3,563	132,330
J.M. Smucker Co.	2,838	126,859
Lancaster Colony Corp.	1,197	47,246
PepsiAmericas, Inc.	2,920	64,561

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Ruddick Corp.	1,685	41,299
Smithfield Foods, Inc.*	4,824	139,076
Tootsie Roll Inds., Inc.	1,251	36,442
Universal Corp.	1,253	46,637
		1,017,579
ENERGY (7.1%)
Denbury Resources, Inc.*	5,800	183,686
ENSCO International, Inc.	7,492	344,782
FMC Technologies Inc.*	3,331	224,709
Forest Oil Corp.*	2,692	89,267
Grant Prideco, Inc.*	6,379	285,460
Hanover Compressor Co.*	4,487	84,266
Helmerich & Payne, Inc.	2,555	153,964
NewField Exploration Company*	6,266	306,658
Noble Energy, Inc.	8,631	404,449
Overseas Shipholding Group	1,449	85,708
Patterson UTI Energy, Inc.	8,356	236,558
Pioneer Natural Resources Co.	6,300	292,383
Plains Exploration & Prod. Co.	3,834	155,430
Pogo Producing Co.	2,824	130,186
Pride International, Inc.*	7,889	246,373
Quicksilver Resources*	3,299	121,403
Smith International, Inc.	9,767	434,338
Tidewater, Inc.	2,938	144,550
Western Gas Resources	2,851	170,632
		4,094,802
FINANCIAL (16.9%)
AMB Property Corp.	4,287	216,708
AmerUs Group Co.	1,889	110,601
American Financial Group	2,296	98,498
Americredit Corp.*	6,355	177,432
Associated Banc-Corp.	6,443	203,148
Astoria Financial Corp.	4,130	125,759
Bank of Hawaii Corp	2,478	122,909
Berkley (WR) Corp.	8,247	281,470

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Brown & Brown, Inc.	5,439	158,928
Cathay General Bancorp	2,509	91,277
City National Corp.	2,023	131,677
Colonial BancGroup, Inc.	7,532	193,422
Cullen Frost Bankers, Inc.	2,336	133,853
Developers Divers Rlty.	5,344	278,850
Eaton Vance Corp.	6,232	155,551
Edwards (A.G.), Inc.	3,683	203,744
Everest RE Group*	3,162	273,734
Fidelity National Info. Svc.,	4,595	162,663
Fidelity Natl. Finl., Inc.	8,515	331,659
First American Corp.	4,709	199,049
First Niagara Financial Grp.	5,415	75,918
Firstmerit Corp.	3,887	81,394
GATX Corp.	2,480	105,400
Gallagher (Arthur J.) & Co.	4,711	119,377
Greater Bay Bancorp	2,453	70,524
HCC Insurance Holdings Inc.	5,418	159,506
Hanover Insurance Group	2,474	117,416
Highwoods Properties, Inc.	2,641	95,551
Horace Mann Educators Corp.	2,095	35,510
Hospitality Properties Trust	3,506	153,984
Indymac Bancorp, Inc.	3,192	146,353
Investors Financial Services	3,204	143,860
Jefferies Group	4,908	145,424
Leucadia National	8,005	233,666
Liberty Property Trust	4,346	192,093
Macerich Co.	3,498	245,560
Mack-Cali Realty Corp.	3,036	139,413
Mercantile Bankshares Corp.	6,003	214,127
Mercury General Corporation	1,730	97,520
MoneyGram International, Inc.	4,128	140,146
New Plan Excel Realty Trust	5,095	125,796
New York Community Bancorp	12,788	211,130
Ohio Casualty Corp.	3,098	92,104

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Old Republic Intl. Corp.	11,197	239,280
PMI Group, Inc.	4,355	194,146
Protective Life Corp.	3,405	158,741
Radian Group, Inc.	4,015	248,047
Raymond James Financial, Inc.	4,341	131,402
Rayonier, Inc.	3,728	141,328
Regency Centers Corp.	3,341	207,643
SEI Investments	3,071	150,110
SVB Financial Group*	1,731	78,691
StanCorp Financial Grp.	2,669	135,879
TCF Financial	5,462	144,470
Texas Regional Bancshares	2,218	84,107
United Dominion Rlty. Tr., Inc.	6,542	183,241
Unitrin, Inc.	2,205	96,116
Waddell & Reed Financial, Inc.	4,129	84,851
Washington Federal, Inc.	4,250	98,558
Webster Financial Corp.	2,572	122,016
Weingarten Realty Investors	3,930	150,440
Westamerica Bancorp	1,531	74,973
Wilmington Trust Corp.	3,323	140,164
		9,656,907
HEALTHCARE (9.2%)
Advanced Medical Optics, Inc.*	3,346	169,408
Apria Healthcare Group, Inc.*	2,066	39,047
Beckman Coulter, Inc.	3,078	170,983
Cephalon, Inc.*	2,959	177,836
Charles River Laboratories Inc.	3,514	129,315
Community Health Systems Inc.*	4,789	175,996
Covance, Inc.*	3,097	189,598
Cytyc Corp.*	5,570	141,255
Dentsply International, Inc.	3,846	233,068
Edwards Lifesciences Corp.*	2,872	130,475
Gen-Probe, Inc.*	2,513	135,652
Health Net, Inc.*	5,619	253,810
Hillenbrand Industries, Inc.	2,993	145,161

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Intuitive Surgical, Inc.*	1,781	204,815
Invitrogen Corp.*	2,592	171,253
Lifepoint Hospitals, Inc.*	2,801	89,996
Lincare Holdings, Inc.*	4,662	176,410
Millennium Pharmaceuticals Inc.	15,337	152,910
Omnicare, Inc.	5,902	279,873
Par Pharmaceutical Cos Inc.*	1,708	31,530
Pdl BioPharma Inc*	5,577	102,673
Perrigo Co.	4,078	65,656
Pharmaceutical Prod. Dev. Inc.	4,944	173,633
Schein (Henry), Inc.*	4,303	201,079
Sepracor, Inc.*	5,298	302,728
Steris Corp.	3,207	73,312
Techne Corp.*	1,917	97,614
Triad Hospitals, Inc.*	4,265	168,809
Universal Health Services Cl B	2,640	132,686
VCA Antech, Inc.*	4,048	129,253
Valeant Pharmaceuticals	4,521	76,495
Varian Medical Systems, Inc.*	6,401	303,087
Varian, Inc.*	1,505	62,473
Vertex Pharmaceutical*	5,367	197,023
		5,284,912
INDUSTRIAL (17.4%)
ADESA, Inc.	4,378	97,367
AGCO Corp.*	4,414	116,176
Affymetrix, Inc.*	3,284	84,070
AirTran Holdings, Inc.*	4,422	65,711
Alaska Air Group, Inc.*	1,910	75,292
Alexander & Baldwin, Inc.	2,155	95,402
Alliant TechSystems Inc.*	1,716	131,017
Ametek, Inc.	3,453	163,603
Banta Corp.	1,170	54,206
C.H. Robinson Worldwide, Inc.	8,463	451,078
Cameron International Corp.*	5,627	268,802
Career Education Corp.*	4,758	142,217

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Carlisle Companies, Inc.	1,498	118,791
ChoicePoint, Inc.*	4,194	175,183
Con-Way Inc.	2,338	135,440
Copart, Inc.*	3,389	83,234
Corinthian Colleges, Inc.*	4,197	60,269
Corporate Executive Board Co.	1,950	195,390
Crane Co.	2,457	98,894
DeVry, Inc.*	2,861	62,856
Deluxe Corp.	2,499	43,683
Donaldson Company, Inc.	3,308	112,042
Dun & Bradstreet*	3,229	224,997
Dycom Industries, Inc.*	1,963	41,792
Expeditors Int'l Wash., Inc.	10,398	582,392
Fastenal Co.	6,035	243,150
Federal Signal Corp.	2,351	35,594
Florida Rock Industries	2,304	114,440
Flowserve Corporation*	2,741	155,963
Graco, Inc.	3,334	153,297
Granite Construction	1,613	73,021
HNI Corporation	2,527	114,195
Harsco Corp.	2,041	159,116
Hubbell, Inc. Cl B	2,962	141,139
Hunt (JB) Transport Svcs., Inc	6,017	149,883
ITT Educational Services, Inc.	1,748	115,036
Jacobs Engineering Group, Inc.	2,855	227,372
JetBlue Airways Corp*	7,532	91,438
Joy Global, Inc.	6,022	313,686
Kelly Services, Inc.	943	25,621
Kennametal, Inc.	1,929	120,080
Korn/Ferry International*	2,061	40,375
Laureate Education, Inc.*	2,500	106,575
Lincoln Electric Holdings	2,067	129,498
MSC Ind. Direct Co. Cl A	2,655	126,298
Manpower, Inc.	4,270	275,842
Martek Biosciences Corp.*	1,566	45,336

8

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Miller (Herman), Inc.	3,232	83,289
Mine Safety Appliances Co.	1,282	51,536
Navigant Consulting Co.*	2,548	57,712
Nordson Corp.	1,644	80,852
OSI Restaurant Partners Inc.	3,212	111,135
Oshkosh Truck Corp.	3,587	170,454
Pentair, Inc.	4,953	169,343
Precision Castparts Corp.	6,531	390,293
Quanta Services, Inc.*	5,774	100,063
Reliance Steel & Aluminum Co.	1,541	127,826
Republic Services, Inc.	5,863	236,513
Rollins, Inc.	1,434	28,164
Roper Industries, Inc.	4,231	197,799
SPX, Inc.	2,912	162,926
Scientific Games Corp*	3,195	113,806
Sequa Corp. Cl A*	329	26,814
Sotheby's Holdings*	2,297	60,296
Stericycle, Inc.*	2,156	140,356
Swift Transportation Co., Inc.	2,620	83,211
Tecumseh Products Co. Cl A*	900	17,280
Teleflex, Inc.	1,961	105,933
The Brink's Company	2,353	132,733
Thomas & Betts Corp.*	2,646	135,740
Timken Co.	4,102	137,458
Trinity Industries	3,452	139,461
United Rentals*	3,324	106,302
Werner Enterprises, Inc.	2,485	50,371
Yellow Roadway Corp.*	2,799	117,866
		9,972,391
TECHNOLOGY (14.4%)
3Com Corp.*	19,069	97,633
Activision, Inc.*	13,538	154,062
Acxiom Corp.	3,764	94,100
Adtran, Inc.	3,327	74,625
Advent Software, Inc.*	765	27,594

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Alliance Data Systems*	3,284	193,165
Amphenol Corp Cl A	4,365	244,265
Arrow Electronics*	5,936	191,139
Atmel Corp.*	20,871	115,834
Avnet, Inc.*	7,134	142,823
Avocent Corp.*	2,386	62,633
BISYS Group, Inc.*	5,868	82,328
CDW Corp.	3,017	164,879
CSG Systems Intl., Inc.*	2,324	57,496
Cabot MicroElectronics Corp.*	1,179	35,735
Cadence Design Systems, Inc.*	13,764	236,053
Ceridian Corp.*	7,158	174,942
CheckFree Corp.*	4,451	220,592
Cognizant Tech Solutions*	6,840	460,811
CommScope, Inc.*	2,827	88,824
Credence Systems Corp.*	4,869	17,042
Cree, Inc.*	3,754	89,195
Cypress Semiconductor Corp.*	6,805	98,945
DRS Technologies Inc	1,942	94,673
DST Systems, Inc.*	2,989	177,846
Diebold, Inc.	3,282	133,315
F5 Networks, Inc.*	1,976	105,676
Fair Isaac Corporation	3,180	115,466
Fairchild Semiconductor Intl.*	5,926	107,675
Gartner, Inc.*	2,835	40,257
Harris Corp.	6,540	271,475
Henry (Jack) & Associates	3,703	72,801
Imation Corp.	1,702	69,867
Ingram Micro, Inc.*	5,775	104,701
Integrated Device Tech., Inc.*	9,760	138,397
International Rectifier*	3,485	136,194
Intersil Corp. Cl A	6,905	160,541
Kemet Corp.*	4,231	39,010
Lam Research Corp.*	6,852	319,440
Lattice Semiconductor Corp.*	5,560	34,361

10

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
MEMC Elect. Materials, Inc*	8,047	301,762
MPS Group, Inc.*	5,027	75,706
Macrovision Corp.*	2,519	54,208
McAfee, Inc.*	7,772	188,625
McData Corporation Cl A*	7,748	31,611
Medics Pharmaceutical Corp.	2,652	63,647
Mentor Graphics Corp.*	3,911	50,764
Micrel, Inc.*	3,092	30,950
Microchip Technology, Inc.	10,445	350,430
National Instruments Corp.	2,716	74,417
Newport Corp.*	1,980	31,918
Palm, Inc.*	4,465	71,887
Plantronics, Inc.	2,317	51,461
Plexus Corp.*	2,229	76,254
Polycom, Inc.*	4,251	93,182
Powerwave Technologies, Inc.*	5,463	49,823
RF Micro Devices*	9,270	55,342
RSA Security, Inc.*	3,677	99,978
Reynolds & Reynolds Co.	2,546	78,086
SRA International, Inc. Cl A*	1,847	49,186
Semtech Corp.*	3,549	51,283
Silicon Laboratories, Inc.*	2,248	79,017
Sybase, Inc.*	4,385	85,069
Synopsys, Inc.*	6,992	131,240
Tech Data Corp.*	2,706	103,667
Transaction Systems Architects	1,820	75,876
Triquint Semiconductor, Inc.*	6,805	30,350
Utstarcom, Inc.*	5,125	39,924
Vishay Intertechnology, Inc.*	8,985	141,334
Western Digital Corp.*	10,753	213,017
Wind River Systems*	3,680	32,752
Zebra Technologies Cl A*	3,448	117,784
		8,226,960
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	12,030	49,323

11

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Telephone & Data Systems, Inc.	5,004	207,166
		256,489
UTILITIES (7.8%)
AGL Resources, Inc.	3,797	144,742
Alliant Energy Corp.	5,727	196,436
Aqua America, Inc.	6,310	143,805
Aquila, Inc.*	18,213	76,677
Black Hills Corp.	1,619	55,580
DPL, Inc.	5,924	158,763
Duquesne Light Holdings, Inc.	3,818	62,768
Energy East Corporation	7,195	172,176
Equitable Resources, Inc.	5,874	196,779
Great Plains Energy Inc.	3,872	107,874
Hawaiian Electric Inds.	3,952	110,300
IdaCorp, Inc.	2,085	71,495
MDU Resources Group	5,849	214,132
NSTAR	5,207	148,920
National Fuel Gas Co.	4,091	143,758
Northeast Utilities	7,481	154,632
OGE Energy Corp.	4,422	154,903
Oneok, Inc.	5,717	194,607
PNM Resources, Inc.	3,352	83,666
Pepco Holdings, Inc.	9,275	218,705
Puget Energy, Inc.	5,653	121,257
Questar Corp.	4,165	335,241
SCANA Corp.	5,626	217,051
Sierra Pacific Resources*	9,787	130,363
Southwestern Energy Co.*	8,171	254,608
Vectren Corporation	3,715	101,234
WGL Holdings, Inc.	2,376	68,785
WPS Resources	1,964	97,414
Westar Energy, Inc.	4,247	93,434
Wisconsin Energy Corp.	5,699	229,670
		4,459,775

TOTAL COMMON STOCKS (Cost: $45,601,318) 93.3%		53,396,009

* Non-income producing security.

12

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.67	08/03/06	200,000	199,137
U.S. Treasury Bill (a)	4.77	09/21/06	100,000	98,880
				298,017
COMMERCIAL PAPER (6.1%)
Federal Home Loan Bank	4.90	07/03/06	3,490,000	3,489,050

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,787,099) 6.6%				3,787,067

TOTAL INVESTMENTS (Cost: $49,388,418) 99.9%				57,183,076

OTHER NET ASSETS 0.1%				79,979

NET ASSETS 100%				$57,263,055

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
Purchased
10 S&P MidCap 400 Stock Index Futures Contracts	September 2006	$3,858,000	$210,000

Face value of futures purchased and oustanding as a percentage of net assets: 6.7%

13

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Century Aluminum Company*	1,700	60,673
Coeur D'Alene Mines Corp.*	5,650	27,177
Commercial Metals Co.	4,050	104,085
Cytec Industries, Inc.	1,720	92,295
Glatfelter	3,350	53,165
Longview Fibre Co.	3,930	75,024
Lubrizol Corp.	2,370	94,445
Oregon Steel Mills, Inc.*	1,550	78,523
		585,387
CONSUMER, CYCLICAL (12.7%)
AAR Corp*	3,000	66,690
Aaron Rents, Inc	1,900	51,072
Aeropostale, Inc.*	2,800	80,892
Audiovox Corp. Cl A*	13,880	189,601
Belo Corporation	5,510	85,956
CROCS, Inc.*	900	22,635
CSK Auto Corp*	3,660	43,810
Charming Shoppes, Inc.*	2,920	32,821
Crown Holdings, Inc.*	11,210	174,540
Gamestop Corp.*	3,378	141,876
Gymboree Corp.*	600	20,856
Hartmarx Corp.*	5,040	30,240
Hibbett Sporting Goods, Inc.*	3,975	95,003
Hot Topic, Inc.*	4,400	50,644
Hudson Highland Group*	2,760	29,780
Jo-Ann Stores, Inc.*	3,170	46,441
Landry's Restaurant, Inc.	5,469	177,469
Lithia Motors, Inc. Cl A	1,360	41,235
Lone Star Steakhouse	3,750	98,363
Modine Manufacturing Co.	2,980	69,613
Payless Shoesource, Inc.*	4,898	133,079
Pinnacle Entertainment, Inc.*	2,976	91,214
Red Robin Gourmet Burgers*	1,859	79,119
Sunopta*	3,680	34,150
Sunterra Corporation*	9,320	95,437
The Bombay Company, Inc.*	17,920	43,366
The Warnaco Group, Inc.*	2,141	39,994
Tupperware Corp.	4,590	90,377

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wild Oaks Markets, Inc.*	4,002	78,439
Winnebago Industries, Inc.	1,300	40,352
Wolverine World Wide, Inc.	9,936	231,807
		2,506,871
CONSUMER, NON-CYCLICAL (4.3%)
Alkermes, Inc.*	2,459	46,524
Boston Beer Co., Inc. Cl A*	1,030	29,973
Chattem, Inc.*	1,825	55,425
Conmed Corp.*	2,590	53,613
Flowers Foods, Inc.	1,630	46,683
Forrester Research Inc*	1,225	34,276
Hain Celestial Group Inc.*	825	21,252
Hologic, Inc.*	2,000	98,720
Longs Drug Stores Corp.	2,550	116,331
Serologicals Corp.*	3,624	113,939
Sovran Self-Storage, Inc.	520	26,411
Vector Group, Ltd.	6,570	106,763
Walter Industries, Inc.	1,130	65,145
Watson Wyatt Worldwide Inc	1,225	43,047
		858,102
ENERGY (6.4%)
CNX Gas Corp.*	5,170	155,100
Denbury Resources, Inc.*	2,856	90,450
Ellora Energy, Inc.	5,400	64,800
Helix Energy Solutions Group*	3,302	133,269
Holly Corp.	4,988	240,422
NS Group, Inc.*	942	51,885
Range Resources Corp.	9,950	270,541
Todco Cl A	620	25,327
Unisource Energy Corp.	3,390	105,599
Whittier Energy*	14,600	123,078
		1,260,471
FINANCIAL (22.0%)
Acadia Realty Trust	2,010	47,537
American Home Mortgage Inves	1,550	57,133
AmericanWest Bancorp	2,080	47,112
Argonaut Group, Inc.*	1,671	50,197
Assured Guaranty Co.*	4,760	120,761
Asta Funding Inc.	690	25,841

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Bank Mutual Corp.	8,570	104,725
BankAtlantic Bancorp, Inc. A	7,400	109,816
Banner Corporation	1,630	62,820
Boykin Lodging Company*	1,620	17,642
Brookline Bankcorp	8,910	122,691
Capital Lease Funding, Inc.	1,810	20,652
Ceres Group, Inc.*	7,810	48,578
Choice Hotels Intl., Inc.	2,372	143,743
Columbia Banking System	2,105	78,685
Conseco, Inc.*	4,300	99,330
Equity Inns, Inc.	7,580	125,525
Euronet Worldwide*	1,275	48,922
First Financial Holdings, Inc.	1,331	42,592
First Niagara Financial Grp.	7,890	110,618
First State Bank Corporation	6,000	142,680
Friedman, Billings, Ramsey Grp	2,800	30,716
Getty Realty Corp.	1,344	38,223
Highwoods Properties, Inc.	2,530	91,535
Home Bancshares, Inc.*	350	7,945
IShares S&P MIDCAP 400	1,500	109,800
Iberia Bank Corp.	400	23,016
JER Investors Trust, Inc.	3,340	51,937
Jackson Hewitt Tax Service	1,800	56,430
KNBT Bancorp, Inc.	6,220	102,754
Knight Capital Group, Inc.*	2,510	38,227
La Salle Hotel Properties	2,200	101,860
LandAmerica Financial Group	1,950	125,970
Lazard, Ltd. Cl A*	2,175	87,870
MAF Bancorp	2,840	121,666
Medical Properties Trust Inc	9,810	108,302
Mid-America Apt. Communities	1,400	78,050
MoneyGram International, Inc.	2,425	82,329
NASDAQ Stock Market, Inc.*	1,200	35,880
National Financial Partners	1,515	67,130
NewAlliance Bankshare	8,180	117,056
PHH Corp.*	6,160	169,646
Pennsylvania REIT	1,370	55,307
Phoenix Companies, Inc.	6,110	86,029

3

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
PrivateBancorp, Inc.	2,229	92,303
Provident Financial Services	6,660	119,547
Santander Bancorp	2,563	60,820
Sterling Financial Corp.	3,492	106,541
Stewart Information Services	1,040	37,762
Sws Group, Inc.	3,050	73,566
Taberna Realty Fin. Trust	9,900	148,500
Texas Regional Bancshares	3,014	114,291
Tower Group, Inc.	3,495	105,724
Vintage Wine Trust, Inc.	8,660	77,940
		4,352,272
HEALTHCARE (7.6%)
Adolor Corporation*	1,750	43,768
Advanced Medical Optics, Inc.*	2,338	118,373
Allscripts Healthcare Solution	2,600	45,630
Amylin Pharmaceuticals, Inc.*	1,526	75,339
Arthrocare Corp.*	700	29,407
CV Therapeutics, Inc.*	2,372	33,137
Caliper Life Sciences, Inc.*	5,925	29,566
Conceptus, Inc.*	6,105	83,272
DJ Orthopedics, Inc.*	2,375	87,471
Digene Corp.*	2,870	111,184
Enzon, Inc.*	9,830	74,118
Genesis HealthCare Corp.*	1,150	54,476
Human Genome Sciences, Inc.*	4,650	49,755
Inverness Medical Innovations*	1,430	40,369
KOS Pharmaceuticals Inc Com*	875	32,918
Keryx Biopharmaceuticals, Inc.	1,400	19,880
Kyphon, Inc.*	1,100	42,196
Myogen, Inc.*	1,320	38,280
Nuvasive, Inc.*	1,700	30,991
PSS World Medical Inc.*	1,700	30,005
Psychiatric Solutions*	2,200	63,052
Senomyx, Inc.*	1,400	20,202
Steris Corp.	1,645	37,605
Theravance, Inc.*	1,849	42,305
Thoratec Corp.*	1,700	23,579
United Surgical Partners, Inc.	1,904	57,253

4

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Valeant Pharmaceuticals	1,706	28,866
Ventana Medical Systems, Inc.*	2,087	98,465
Viasys Healthcare, Inc.*	2,430	62,208
		1,503,670
INDUSTRIAL (18.1%)
Actuant Corp. Cl A	1,650	82,418
Acuity Brands, Inc.	1,200	46,692
Agnico-Eagle Mines, Ltd.	6,062	200,531
Allis-Chalmers Corp*	2,550	34,655
Apogee Enterprises, Inc.	8,610	126,567
Aspect Medical Systems, Inc.*	2,010	35,054
Baker (Michael) Corp.*	1,400	30,380
Benchmark Electronics*	4,681	112,906
Bronco Drilling Co., Inc.*	1,320	27,575
Bucyrus International , Inc.	950	47,975
Champion Enterprises, Inc.*	16,220	179,069
Conexant Systems, Inc.*	11,530	28,825
Curtis Wright Corp. Cl B	1,500	46,320
Cymer, Inc.*	1,580	73,407
Diagnostic Products Corp.	800	46,536
Eagle Materials, Inc.	500	23,750
EastGroup Properties, Inc.	570	26,471
Eclipsys Corp.*	2,425	44,038
Electro Scientific Inds Inc.*	1,150	20,689
FLIR Systems Inc.*	2,275	50,187
Felcor Lodging Trust, Inc.	1,060	23,044
Filenet Corp.*	1,000	26,930
Frozen Foods Express Ind.*	5,210	57,414
Gardner Denver Machinery*	1,950	75,075
General Cable Corp.*	3,050	106,750
Genesee & Wyoming, Inc. Cl A*	3,007	106,658
Genlyte Group, Inc.*	670	48,528
Granite Construction	1,127	51,019
Greenbrier Companies, Inc.	2,180	71,373
HUB Group, Inc. Cl A*	4,050	99,347
Harmonic, Inc.*	5,350	23,968
Healthcare Services Group	2,190	45,881
Hydril Company*	1,364	107,101

5

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
ICO, Inc.*	6,814	33,525
Kennametal, Inc.	1,140	70,965
Kirby Corp.*	1,100	43,450
Komag, Inc.*	1,250	57,725
Labor Ready, Inc.*	1,668	37,780
Lincoln Electric Holdings	2,090	130,939
Littelfuse, Inc.*	1,600	55,008
Miller (Herman), Inc.	900	23,193
Moog, Inc. Cl A*	1,505	51,501
RTI International Metals Inc*	300	16,752
RailAmerica, Inc.*	16,995	177,768
Regal-Beloit Corp.	1,620	71,523
Shaw Group, Inc.*	3,745	104,111
Siligan Holdings, Inc.	3,230	119,542
Simpson Manufacturing Co., Inc	650	23,433
Texas Industries, Inc.	2,040	108,324
Trinity Industries	730	29,492
Universal Forest Products	2,290	143,652
Waste Connections Inc.*	1,450	52,780
Werner Enterprises, Inc.	2,600	52,702
Wright Express Corp*	1,175	33,770
		3,565,068
TECHNOLOGY (15.4%)
Activision, Inc.*	4,350	49,502
Adtran, Inc.	1,500	33,644
Akami Technologies*	2,275	82,331
Altiris, Inc.*	1,800	32,471
Anixter International, Inc.	2,460	116,751
Ansys, Inc.*	1,000	47,819
Arris Group, Inc.*	4,850	63,631
Aspen Technology, Inc.*	4,575	60,023
BearingPoint, Inc.*	3,050	25,528
Checkpoint Systems*	1,580	35,091
CommScope, Inc.*	4,140	130,078
Computer Programs & Systems	1,150	45,953
Digital Insight Corporation*	1,375	47,148
Digitas*	3,400	39,507
Dot Hill Systems*	10,170	34,780

6

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Electronics For Imaging, Inc.*	2,800	58,463
Entegris, Inc*	2,100	20,012
Fairchild Semiconductor Intl.*	3,020	54,872
Global Imaging Systems., Inc.*	1,650	68,111
Imation Corp.	1,560	64,038
Informatica Corp.*	2,600	34,216
Integrated Device Tech., Inc.*	2,577	36,542
Lecroy Corp.*	5,209	74,749
Marlin Business Services*	1,198	27,027
Medics Pharmaceutical Corp.	6,045	145,080
Microsemi Corp.*	4,750	115,805
Netlogic Microsystems, Inc.*	1,900	61,275
Neustar, Inc. Cl A*	1,400	47,250
Open Text Corp*	4,650	67,146
Palm, Inc.*	1,965	31,637
Parametric Technology Corp.*	3,797	48,260
Perot Systems Corp. Cl A*	3,150	45,612
Powerwave Technologies, Inc.*	9,290	84,725
Red Hat, Inc.*	4,150	97,110
Rogers Corp.*	2,365	133,244
SPSS, Inc.*	1,975	63,477
Silicon Laboratories, Inc.*	1,150	40,423
Sonosite, Inc.*	1,785	69,686
Syniverse Holdings, Inc.*	2,330	34,251
Tech Data Corp.*	1,950	74,705
Technitrol, Inc.	3,670	84,961
Tibco Software, Inc.*	6,750	47,588
ValueClick , Inc.*	4,350	66,773
Varian Semiconductor Equip.*	2,600	84,786
Viasat, Inc.*	4,054	104,107
Wabtech	3,780	141,372
Website Pros, Inc.*	2,620	26,960
aQuantive, Inc.*	1,890	47,874
		3,046,394
TELECOMMUNICATIONS (0.8%)
CT Communications, Inc.	2,360	53,973
Cincinnati Bell, Inc.*	9,560	39,196

7

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Valor Communications Group	5,320	60,914
		154,083
UTILITIES (2.4%)
Avista Corp.	2,310	52,737
Northwestern Corp.	2,610	89,654
PNM Resources, Inc.	5,365	133,910
Sierra Pacific Resources*	8,130	108,292
Westar Energy, Inc.	3,970	87,340
		471,933

TOTAL COMMON STOCKS (Cost: $15,635,667) 92.7%		18,304,251

* Non-income producing security.

8

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	50,169

TOTAL PREFERRED STOCKS (Cost: $67,250) 0.2%		50,169

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.	7.25	07/15/10	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.5%				90,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.7%)
Federal Home Loan Bank	4.90	07/03/06	1,320,000	1,319,641

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,319,641) 6.7%				1,319,641

TOTAL INVESTMENTS (Cost: $17,112,558) 100.1%				19,764,061

OTHER NET ASSETS- 0.1%				(27,115)

NET ASSETS 100.0%				$19,736,946

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.4%)
U.S. Treasury Note	AAA	4.00	11/15/12	1,000,000	939,922
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,439,128
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,340,628
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	816,006
					4,535,684
U.S. GOVERNMENTAGENCIES (56.8%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHLMC	AAA	5.00	06/15/17	500,000	485,727
FHLMC	AAA	8.00	07/15/06	108	108
FHLMC	AAA	4.00	10/15/26	650,000	620,747
FNMA	AAA	6.00	02/25/47	242,091	241,247
FNMA	AAA	5.00	03/01/24	261,657	247,945
FNMA	AAA	5.50	02/01/35	260,088	250,478
FNMA	AAA	5.50	04/01/35	364,756	350,594
FNMA	AAA	5.00	06/01/33	503,858	473,275
FNMA	AAA	5.00	04/01/18	412,688	398,349
FNMA	AAA	5.50	08/01/25	401,167	389,213
FNMA	AAA	6.00	04/01/23	319,006	317,584
FNMA	AAA	6.00	05/01/23	288,147	286,863
FNMA	AAA	5.50	09/01/25	269,655	261,620
FNMA	AAA	6.00	05/01/32	63,481	62,716
FNMA	AAA	7.50	02/01/32	36,890	38,158
FNMA	AAA	7.50	06/01/32	17,097	17,680
FNMA	AAA	5.50	09/01/34	1,176,777	1,133,298
FNMA	AAA	5.00	11/01/33	648,510	609,146
FNMA	AAA	4.50	06/01/19	636,970	602,837
FNMA	AAA	6.00	10/01/34	546,420	538,893
FNMA	AAA	6.00	01/01/25	499,965	497,267
FNMA	AAA	6.00	09/01/34	482,500	475,854
FNMA	AAA	5.00	10/01/20	471,912	454,639
FNMA	AAA	5.50	10/01/33	468,346	451,813
FNMA	AAA	5.00	09/01/35	479,573	448,580
FNMA	AAA	5.50	08/01/35	442,241	425,070
FNMA	AAA	6.00	11/01/34	398,997	393,501
FNMA	AAA	5.00	04/01/35	403,365	377,298
FNMA	AAA	5.50	11/01/35	386,958	371,933
FNMA	AAA	5.00	12/01/20	383,415	369,381
FNMA	AAA	6.00	05/01/33	371,638	366,922

1

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENTAGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.00	05/01/19	369,894	341,711
FNMA	AAA	5.50	03/01/24	349,127	339,367
FNMA	AAA	5.50	07/01/34	344,934	332,190
FNMA	AAA	5.50	07/01/33	333,578	321,803
FNMA	AAA	4.50	06/01/19	327,288	309,750
FNMA	AAA	4.50	06/01/34	327,963	298,066
FNMA	AAA	4.50	05/01/19	309,973	293,362
FNMA	AAA	6.50	07/01/34	271,056	272,645
FNMA	AAA	5.00	06/01/35	273,007	255,364
FNMA	AAA	4.50	05/01/18	250,632	237,447
FNMA	AAA	5.50	02/01/35	234,223	225,128
FNMA	AAA	5.00	09/01/20	231,289	222,823
FNMA	AAA	5.00	04/01/34	234,435	219,844
FNMA	AAA	5.50	09/01/33	209,563	202,165
FNMA	AAA	4.50	12/01/18	205,406	194,600
FNMA	AAA	5.00	09/01/18	194,370	187,617
FNMA	AAA	5.50	03/01/34	190,152	183,440
FNMA	AAA	5.50	10/01/34	187,228	180,310
FNMA	AAA	5.00	03/01/34	187,371	175,997
FNMA	AAA	6.50	09/01/34	174,158	175,179
FNMA	AAA	5.50	09/01/19	153,414	150,713
FNMA	AAA	5.00	04/01/34	144,005	135,042
FNMA	AAA	5.50	03/01/34	112,962	108,974
FNMA	AAA	4.50	02/01/19	111,231	105,270
FNMA	AAA	6.50	06/01/17	82,579	83,777
FNMA	AAA	6.50	07/01/32	81,253	81,970
FNMA	AAA	6.50	05/01/32	67,677	68,275
FNMA	AAA	7.00	04/01/32	63,001	64,542
FNMA	AAA	6.50	05/01/32	62,187	62,736
FNMA	AAA	6.00	04/01/32	59,391	58,675
FNMA	AAA	6.50	04/01/32	49,663	50,101
FNMA	AAA	5.50	06/01/17	49,901	49,076
FNMA	AAA	7.00	11/01/31	45,609	46,731
FNMA	AAA	6.00	04/01/32	46,632	46,070
FNMA	AAA	6.00	03/01/32	43,216	42,721
FNMA	AAA	6.50	03/01/17	31,860	32,322
FNMA	AAA	5.50	05/01/17	27,754	27,294

2

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENTAGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	04/01/17	22,431	22,060
FNMA	AAA	5.50	05/01/17	19,522	19,199
FNMA	AAA	7.50	04/01/32	17,988	18,603
FNMA	AAA	7.00	09/01/31	17,776	18,213
FNMA	AAA	6.50	05/01/17	16,118	16,352
FNMA	AAA	6.50	09/01/16	15,697	15,924
FNMA	AAA	8.00	03/01/31	14,259	15,048
FNMA	AAA	8.00	04/01/32	11,915	12,578
FNMA	AAA	7.50	06/01/31	11,646	12,065
FNMA	AAA	7.00	06/01/32	9,301	9,528
FNMA	AAA	8.00	04/01/32	5,017	5,296
FNMA	AAA	5.50	09/01/34	1,039,707	1,001,292
FNMA	AAA	5.50	09/01/34	264,083	254,325
FNMA	AAA	4.50	05/01/34	157,002	142,690
GNMA (2)	AAA	6.27	10/16/27	2,000,000	2,036,548
GNMA (2)	AAA	6.50	10/15/31	32,531	32,982
GNMA (2)	AAA	7.00	05/15/31	21,899	22,594
GNMA (2)	AAA	6.50	12/15/31	10,929	11,081
GNMA (2)	AAA	6.50	05/15/32	9,425	9,551
GNMA (2)	AAA	7.00	09/15/31	7,878	8,128
GNMA (2)	AAA	6.50	04/15/31	7,753	7,861
GNMA (2)	AAA	7.00	05/15/32	5,965	6,153
GNMA (2)	AAA	7.00	09/15/31	761	785
					21,840,689
NON-MORTGAGE-BACKED OBLIGATION (21.2%)
FHLB	AAA	4.88	08/16/10	1,000,000	978,106
FHLMC	AAA	5.20	03/05/19	3,000,000	2,814,285
FHLMC	AAA	4.38	07/17/15	1,500,000	1,380,804
FNMA	AAA	4.20	12/26/13	2,000,000	1,981,948
FNMA	AAA	3.25	01/15/08	3,000,000	2,902,527
FNMA	AAA	4.13	04/15/14	1,150,000	1,050,746
FNMA	AAA	4.25	07/15/07	1,000,000	987,319
FNMA	AAA	3.25	02/15/09	1,000,000	946,979
					13,042,714
BASIC MATERIALS (2.4%)
International Paper Co.	BBB	4.25	01/15/09	250,000	240,260
Monsanto Co.	A-	4.00	05/15/08	250,000	242,410

3

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (Cont’d.)
PolyOne Corp.	B+	7.50	12/15/15	250,000	226,563
Praxair, Inc.	A	6.90	11/01/06	500,000	502,085
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	254,575
					1,465,893
CONSUMER, CYCLICAL (7.3%)
Belo Corporation	BBB	8.00	11/01/08	250,000	260,044
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	245,942
Comcast Cable Communications	BBB+	6.20	11/15/08	250,000	252,476
Coors Brewing Co	BBB	6.38	05/15/12	250,000	254,411
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	250,000	239,146
Daimlerchrysler	BBB	4.05	06/04/08	100,000	96,686
Dow Jones & Co.	BBB+	3.88	02/15/08	100,000	97,277
Ethan Allen Interiors	A-	5.38	10/01/15	250,000	229,855
Fruit of the Loom (1)	NR	7.38	11/15/23	69,034	7
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	233,686
Kellwood, Co.	BB	7.88	07/15/09	250,000	248,975
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	243,128
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	480,690
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	241,163
Quebecor World, Inc.	BB-	4.88	11/15/08	250,000	231,875
RadioShack Corp.	BBB-	7.38	05/15/11	250,000	252,955
Scholastic Corp.	BB+	5.00	04/15/13	250,000	215,614
Stanley Works	A	3.50	11/01/07	250,000	243,218
Target Corp.	A+	5.38	06/15/09	250,000	248,688
Wendy's International, Inc.	BB+	6.25	11/15/11	200,000	196,808
					4,512,644
CONSUMER, NON-CYCLICAL (2.4%)
Coca-Cola Enterprises	A	2.50	09/15/06	250,000	248,424
General Mills, Inc.	BBB+	2.63	10/24/06	250,000	247,775
Kellogg Co.	BBB+	2.88	06/01/08	250,000	237,521
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	253,652
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	249,070
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	258,889
					1,495,331
ENERGY (1.2%)
Anadarko Petroleum	BBB+	3.25	05/01/08	250,000	238,117
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	243,007

4

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
ENERGY (Cont’d.)
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	245,946
					727,070
FINANCIAL (13.0%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	238,513
American Honda Fin	A+	3.85	11/06/08	250,000	240,122
Berkshire Hathaway Fin	AAA	4.20	12/15/10	250,000	235,892
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	238,260
CIT Group, Inc.	A	2.88	09/29/06	250,000	248,493
Capital One Bank	BBB+	5.75	09/15/10	250,000	249,410
Colonial Properties Trust	BBB-	4.80	04/01/11	200,000	187,662
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,423
Developers Divers Rlty.	BBB	5.00	05/03/10	200,000	193,798
FHASI	AAA	5.00	06/25/33	598,743	591,000
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	457,345
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	243,264
Ford Motor Credit Co.	B+	7.38	10/28/09	250,000	231,134
GATX Financial Corp.	BBB	5.13	04/15/10	150,000	145,192
GE Capital Corp.	AAA	5.45	01/15/13	500,000	491,463
General Motor Accp.	BB	0.00	12/01/12	500,000	284,578
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	250,000	239,519
Lehman Brothers Hlds.	A+	4.00	01/22/08	250,000	243,469
Markel Corp.	BBB-	6.80	02/15/13	150,000	151,261
Markel Corp.	BBB-	7.00	05/15/08	100,000	101,582
National City Bank	A+	3.38	10/15/07	250,000	242,640
Natl. Rural Utls Coop.	A+	3.88	02/15/08	250,000	243,171
Northern Trust Co.	AA-	2.88	12/15/06	250,000	246,892
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	258,437
SLM Corp.	A	4.00	01/15/09	250,000	240,219
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	250,000	266,048
Textron Finance Corp.	A-	2.69	10/03/06	250,000	248,299
US Bank NA	AA	2.85	11/15/06	250,000	247,581
Union Planters Bank	A+	5.13	06/15/07	250,000	248,849
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,100
					7,982,616
HEALTHCARE (1.2%)
UnitedHealth Group	A	3.38	08/15/07	250,000	243,585
WellPoint Inc	BBB+	4.25	12/15/09	250,000	238,456

5

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
HEALTHCARE (Cont’d.)
Wyeth	A	5.50	03/15/13	250,000	243,382
					725,423
INDUSTRIAL (2.9%)
Bunge, Ltd.	BBB	5.35	04/15/14	250,000	232,876
Deluxe Corp.	BBB-	3.50	10/01/07	250,000	238,784
Donnelley R.R. &Sons	A-	4.95	04/01/14	250,000	225,083
Lafarge Corp.	BBB	6.50	07/15/08	200,000	202,336
Masco Corp.	BBB+	5.88	07/15/12	200,000	196,564
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	706,002
					1,801,645
TECHNOLOGY (0.8%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	245,704
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	245,363
					491,067
TELECOMMUNICATIONS (0.8%)
Nextel Communications, Inc.	A-	5.25	01/15/10	250,000	242,813
Verizon Global	A	4.00	01/15/08	250,000	243,685
					486,498
UTILITIES (2.2%)
Duke Energy Corp.	BBB+	4.50	04/01/10	250,000	239,607
Kinder Morgan	BBB	5.15	03/01/15	250,000	211,790
Pepco Holdings, Inc.	BBB	4.00	05/15/10	200,000	186,652
Progress Energy, Inc.	BBB	5.25	12/15/15	250,000	235,609
Telecom de Puerto Rico	BBB+	6.80	05/15/09	250,000	253,646
Virginia Elect.& Pwr	BBB	4.50	12/15/10	250,000	236,396
					1,363,700

TOTAL LONG-TERM DEBT SECURITIES (Cost: $63,192,666) 98.4%					60,470,974

6

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
Federal Home Loan Bank (a)	4.90	07/03/06	450,000	449,878
Federal Home Loan Bank (a)	5.21	07/12/06	300,000	299,522
				749,400

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $749,400) 1.2%				749,400

TOTAL INVESTMENTS (Cost: $63,942,066) 99.6%				61,220,374

OTHER NET ASSETS 0.4%				217,054

NET ASSETS 100.0%				$61,437,428

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Issue not rated by S&P/Moody’s

(1)    Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)    U. S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2006 is 2.7%.

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (47.5%)
FHLB	AAA	5.03	07/05/06	2,210,000	2,208,762
FHLB	AAA	5.16	07/05/06	834,000	833,521
FHLB	AAA	5.01	07/07/06	3,070,000	3,067,429
FHLB	AAA	5.11	07/07/06	600,000	599,488
FHLB	AAA	5.09	07/12/06	1,224,000	1,222,092
FHLB	AAA	5.14	07/14/06	1,951,000	1,947,371
FHLB	AAA	5.16	07/19/06	3,193,000	3,184,751
FHLB	AAA	5.20	07/21/06	1,275,000	1,271,311
FHLB	AAA	5.19	07/26/06	2,000,000	1,992,788
FHLB	AAA	5.20	07/28/06	700,000	697,268
FHLB	AAA	5.26	08/01/06	1,000,000	995,495
FHLB	AAA	5.21	08/04/06	500,000	497,539
FHLB	AAA	5.26	08/16/06	1,000,000	993,327
FHLMC	AAA	5.16	07/03/06	277,000	276,920
FHLMC	AAA	5.01	07/05/06	1,477,000	1,476,176
FHLMC	AAA	5.07	07/11/06	6,000,000	5,991,530
FHLMC	AAA	5.09	07/11/06	1,335,000	1,333,110
FHLMC	AAA	5.18	07/25/06	1,500,000	1,494,816
FHLMC	AAA	5.20	08/01/06	164,000	163,265
FHLMC	AAA	5.22	08/04/06	1,366,000	1,359,264
FHLMC	AAA	5.19	08/08/06	1,000,000	994,518
FNMA	AAA	5.10	07/05/06	1,600,000	1,599,092
FNMA	AAA	5.15	07/12/06	400,000	399,369
FNMA	AAA	5.15	07/13/06	5,997,000	5,986,687
FNMA	AAA	5.18	07/13/06	500,000	499,135
FNMA	AAA	5.25	08/23/06	2,000,000	1,984,537
					43,069,561
COMMERCIAL PAPER (49.5%)
7-Eleven, Inc.	A+/P1	5.18	07/07/06	2,600,000	2,597,752
7-Eleven, Inc.	A+/P1	5.17	07/07/06	500,000	499,569
American Express Credit Corp.	A1/P1	5.25	08/08/06	1,200,000	1,193,349
American Express Credit Corp.	A1/P1	5.20	07/11/06	818,000	816,818
American Express Credit Corp.	A1/P1	5.01	07/10/06	600,000	599,244
Becton Dickinson & Co.	A1/P1	5.18	07/24/06	650,000	647,845
Caterpillar, Inc.	A1/P1	5.19	07/14/06	885,000	883,339
Coca-Cola Enterprises	A1/P1	5.19	07/19/06	1,200,000	1,196,882
Coca-Cola Enterprises	A1/P1	5.16	07/14/06	497,000	496,073
Colgate-Palmolive Corp.	A+/P1	5.20	07/11/06	559,000	558,193

1

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Colgate-Palmolive Corp.	A+/P1	5.20	07/07/06	250,000	249,783
Emerson Electric	A1/P1	5.11	07/05/06	472,000	471,732
Executive Jets, Inc.	A+/P1	5.20	07/26/06	2,900,000	2,889,516
Gannett Co., Inc.	A1/P1	5.13	07/06/06	1,500,000	1,498,930
Gannett Co., Inc.	A1/P1	5.15	07/10/06	900,000	898,840
Gannett Co., Inc.	A1/P1	5.01	07/07/06	500,000	499,581
General Electric Capital Corp.	A+/P1	5.01	07/06/06	700,000	699,510
General Electric Capital Corp.	A+/P1	5.04	07/06/06	700,000	699,508
General Electric Capital Corp.	A+/P1	5.01	07/07/06	600,000	599,495
General Electric Capital Corp.	A+/P1	5.23	08/08/06	400,000	397,789
General Electric Co.	A+/P1	5.11	07/13/06	700,000	698,804
Hershey Foods	A1/P1	5.23	08/14/06	1,100,000	1,092,965
Hershey Foods	A1/P1	5.20	07/24/06	1,000,000	996,675
Hershey Foods	A1/P1	5.23	08/18/06	600,000	595,814
Kimberly Clark WW	A+/P1	4.96	07/06/06	1,300,000	1,299,101
Kimberly Clark WW	A+/P1	5.25	07/31/06	1,078,000	1,073,282
National Rural Utilities	A1/P1	5.24	07/25/06	1,600,000	1,594,407
National Rural Utilities	A1/P1	5.13	07/13/06	1,000,000	998,286
National Rural Utilities	A1/P1	5.20	07/20/06	500,000	498,626
Nestle Capital Corp.	A+/P1	5.19	07/19/06	1,700,000	1,695,582
Nestle Capital Corp.	A+/P1	5.00	07/06/06	1,000,000	999,303
New Jersey Natural Gas	A1/P1	5.23	07/10/06	3,100,000	3,095,944
Novartis Finance	A+/P1	5.13	07/06/06	2,900,000	2,897,931
Pitney Bowes	A1/P1	5.25	07/06/06	2,610,000	2,608,097
Siemens Capital	A+/P1	5.02	07/31/06	2,302,000	2,292,331
Wal-Mart Stores	A+/P1	5.23	08/15/06	1,142,000	1,134,530
XTRA, Inc.	A+/P1	5.20	07/20/06	1,400,000	1,396,151
XTRA, Inc.	A+/P1	5.29	08/01/06	1,000,000	995,443
XTRA, Inc.	A+/P1	5.25	07/25/06	500,000	498,248
					44,855,268

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $87,924,829) 97.0%					87,924,829

OTHER NET ASSETS 3.0%					2,685,079

NET ASSETS 100.0%					$90,609,908

2

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*     Ratings as per Standard & Poor’s Corporation.

3

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: August 29, 2006

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: August 29, 2006